JPMorgan Mortgage-Backed Securities ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 57.7%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	14,122	14,409
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (a)	9,247	9,385
Pool # 782979, ARM, 6.50%, 1/1/2035 (a)	27,521	28,434
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (a)	14,374	14,598
Pool # 1Q0007, ARM, 6.64%, 12/1/2035 (a)	6,093	6,139
Pool # 972200, ARM, 6.28%, 3/1/2036 (a)	7,757	7,886
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (a)	2,084	2,166
Pool # 1H2618, ARM, 6.35%, 5/1/2036 (a)	21,232	22,009
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (a)	31,090	32,060
Pool # 1A1085, ARM, 6.50%, 8/1/2036 (a)	15,335	15,680
Pool # 1Q0105, ARM, 6.42%, 9/1/2036 (a)	9,185	9,431
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (a)	4,992	5,069
Pool # 1A1096, ARM, 6.36%, 10/1/2036 (a)	65,401	66,682
Pool # 1J1348, ARM, 6.69%, 10/1/2036 (a)	51,200	53,100
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (a)	28,608	29,299
Pool # 782760, ARM, 6.29%, 11/1/2036 (a)	29,599	30,706
Pool # 1Q0737, ARM, 6.42%, 11/1/2036 (a)	15,311	15,637
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (a)	30,052	30,548
Pool # 1G1386, ARM, 6.84%, 12/1/2036 (a)	8,341	8,563
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (a)	4,149	4,258
Pool # 1G1555, ARM, 7.23%, 2/1/2037 (a)	4,693	4,845
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (a)	28,584	29,099
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (a)	31,667	32,525
Pool # 1G2229, ARM, 6.54%, 9/1/2037 (a)	8,605	8,761
Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (a)	11,205	11,518
Pool # 1Q0789, ARM, 6.87%, 5/1/2038 (a)	2,091	2,136
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	39,609	40,148
Pool # C91158, 6.50%, 1/1/2028	18,205	18,492
Pool # C91180, 5.50%, 3/1/2028	20,052	20,324
Pool # D98938, 4.00%, 2/1/2032	241,736	240,168
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	248	254
Pool # C00701, 6.50%, 1/1/2029	5,978	6,190
Pool # G03029, 6.00%, 10/1/2029	8,939	9,154
Pool # C68485, 7.00%, 7/1/2032	5,398	5,656
Pool # G01448, 7.00%, 8/1/2032	12,957	13,576
Pool # C75791, 5.50%, 1/1/2033	28,529	28,920
Pool # C01735, 4.00%, 10/1/2033	21,578	21,299
Pool # A13625, 5.50%, 10/1/2033	74,528	75,752
Pool # A16843, 6.00%, 12/1/2033	20,015	20,517
Pool # A28796, 6.50%, 11/1/2034	39,433	41,145
Pool # A46417, 7.00%, 4/1/2035	116,355	121,910
Pool # A46987, 5.50%, 7/1/2035	172,514	179,466
Pool # A80290, 5.00%, 11/1/2035	248,639	255,815
Pool # G05713, 6.50%, 12/1/2035	165,107	171,576
Pool # A54679, 6.50%, 6/1/2036	7,677	8,053
Pool # C02637, 7.00%, 10/1/2036	72,222	75,671

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # C02660, 6.50%, 11/1/2036	26,147	27,647
Pool # G04077, 6.50%, 3/1/2038	64,828	68,699
Pool # G05190, 7.50%, 9/1/2038	11,464	11,945
Pool # C03466, 5.50%, 3/1/2040	50,645	52,727
Pool # A93511, 5.00%, 8/1/2040	440,780	454,639
Pool # G06493, 4.50%, 5/1/2041	705,381	712,744
Pool # G60039, 3.00%, 4/1/2043	2,862,369	2,660,463
Pool # G60105, 5.00%, 6/1/2044	994,854	1,026,109
Pool # Q37784, 3.50%, 12/1/2045	941,128	893,193
Pool # Q39412, 3.50%, 3/1/2046	435,250	412,070
Pool # Q40797, 3.50%, 5/1/2046	1,234,539	1,169,180
Pool # Q40922, 3.50%, 6/1/2046	338,449	320,478
Pool # Q42079, 3.50%, 7/1/2046	497,381	472,361
Pool # V84637, 4.00%, 9/1/2048	317,439	308,106
Pool # Q61709, 4.50%, 2/1/2049	632,297	630,828
Pool # Q62088, 4.50%, 2/1/2049	542,545	545,901
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	564	565
Pool # B90491, 7.50%, 1/1/2032	28,948	29,727
Pool # WA1626, 3.45%, 8/1/2032	8,126,038	7,776,280
Pool # WN1179, 3.85%, 9/1/2032	4,000,000	3,907,896
Pool # U80047, 4.00%, 9/1/2032	115,596	114,698
Pool # U80068, 3.50%, 10/1/2032	205,184	202,134
Pool # U80125, 3.50%, 1/1/2033	654,015	640,031
Pool # U80173, 3.50%, 1/1/2033	434,413	427,908
Pool # U80265, 3.50%, 4/1/2033	594,055	584,683
Pool # WN3233, 3.19%, 7/1/2033	4,972,378	4,665,720
Pool # L10224, 6.00%, 12/1/2034	85,209	87,232
Pool # H00158, 6.00%, 4/1/2036	42,092	42,286
Pool # L10291, 6.50%, 11/1/2036	84,262	87,837
Pool # P51353, 6.50%, 11/1/2036	60,079	62,235
Pool # P50595, 6.50%, 12/1/2036	177,229	187,056
Pool # P51361, 6.50%, 12/1/2036	40,341	41,695
Pool # G20028, 7.50%, 12/1/2036	28,396	29,210
Pool # G80365, 6.50%, 10/17/2038	83,026	86,462
Pool # U90690, 3.50%, 6/1/2042	1,943,564	1,860,902
Pool # U90975, 4.00%, 6/1/2042	1,158,019	1,136,186
Pool # T65101, 4.00%, 10/1/2042	193,104	186,119
Pool # U90378, 4.00%, 11/1/2042	1,699,184	1,665,058
Pool # U90542, 4.00%, 12/1/2042	579,275	570,925
Pool # U91449, 4.00%, 5/1/2043	1,622,928	1,588,312
Pool # U99051, 3.50%, 6/1/2043	261,678	250,226
Pool # U99134, 4.00%, 1/1/2046	1,055,822	1,030,683
Pool # U69030, 4.50%, 1/1/2046	713,371	716,122
Pool # U69039, 4.00%, 2/1/2046	1,810,427	1,762,825
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,653,902	1,621,200
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	402,775	376,707
Pool # RA1623, 4.00%, 9/1/2049	1,515,926	1,466,383

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # SI2041, 3.00%, 10/1/2049	9,307,719	8,366,944
Pool # QA5403, 4.00%, 11/1/2049	746,689	721,890
Pool # QA5096, 4.00%, 12/1/2049	822,825	796,443
Pool # QA5982, 4.00%, 12/1/2049	889,399	859,229
Pool # RA2008, 4.00%, 1/1/2050	1,906,609	1,841,937
Pool # QA7351, 3.00%, 2/1/2050	260,800	234,598
Pool # RA2272, 3.50%, 2/1/2050	13,929,753	13,231,110
Pool # QB0097, 4.00%, 5/1/2050	563,762	553,289
Pool # QB0098, 2.50%, 6/1/2050	4,740,877	4,076,050
Pool # RA2897, 2.50%, 6/1/2050	9,086,914	7,805,089
Pool # SD8089, 2.50%, 7/1/2050	8,162,226	7,009,983
Pool # SI2081, 2.00%, 8/1/2050	23,901,469	19,773,755
Pool # RA3976, 2.50%, 11/1/2050	8,196,606	7,089,312
Pool # RA4515, 4.00%, 2/1/2051	4,295,659	4,124,100
Pool # QC2061, 2.00%, 5/1/2051	14,586,173	12,048,142
Pool # RA5276, 2.50%, 5/1/2051	12,221,497	10,527,860
Pool # QC2209, 3.50%, 5/1/2051	1,214,500	1,128,669
Pool # QC3244, 3.00%, 6/1/2051	3,102,900	2,790,241
Pool # RA5921, 2.50%, 9/1/2051	4,112,753	3,543,516
Pool # QC7968, 2.50%, 10/1/2051	1,038,717	895,489
Pool # RA6135, 2.50%, 10/1/2051	19,465,792	16,779,585
Pool # RA6228, 2.50%, 11/1/2051	7,349,893	6,315,809
Pool # QD0369, 3.00%, 11/1/2051	3,992,667	3,577,470
Pool # SD5768, 3.00%, 1/1/2052	4,400,984	3,950,256
Pool # RA6586, 3.50%, 1/1/2052	10,020,415	9,299,888
Pool # RA6817, 2.50%, 2/1/2052	3,824,789	3,288,196
Pool # SD4951, 2.50%, 2/1/2052	20,017,455	17,245,208
Pool # SD0907, 3.00%, 2/1/2052	2,490,312	2,217,969
Pool # SD3952, 2.50%, 3/1/2052	4,793,961	4,131,663
Pool # SD7554, 2.50%, 4/1/2052	3,724,399	3,235,042
Pool # SL0527, 2.50%, 4/1/2052	20,343,892	17,481,864
Pool # QE0399, 3.00%, 4/1/2052	7,491,910	6,718,329
Pool # SD8212, 2.50%, 5/1/2052	11,433,410	9,779,812
Pool # SD3362, 3.00%, 5/1/2052	8,219,527	7,375,151
Pool # SD1840, 3.00%, 6/1/2052	9,752,041	8,751,736
Pool # SL0265, 3.00%, 6/1/2052	14,517,528	12,998,406
Pool # SD5756, 3.50%, 6/1/2052	9,054,432	8,422,529
Pool # QE5028, 5.00%, 6/1/2052	1,018,111	1,024,515
Pool # QE4140, 5.50%, 6/1/2052	4,445,074	4,581,702
Pool # QE8520, 3.50%, 8/1/2052	10,985,649	10,179,215
Pool # SD4181, 3.50%, 8/1/2052	7,855,638	7,327,294
Pool # SD1725, 4.00%, 10/1/2052	12,466,565	11,946,667
Pool # SD1713, 5.00%, 10/1/2052	8,316,705	8,416,003
Pool # SL1477, 5.00%, 7/1/2053	22,314,236	22,559,914
Pool # RA9669, 5.00%, 8/1/2053	5,406,328	5,411,684
Pool # RJ1756, 4.50%, 6/1/2054	5,541,737	5,426,299
Pool # RJ3247, 5.00%, 1/1/2055	18,908,957	19,082,206
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (a)	324	321

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 303532, ARM, 4.45%, 3/1/2029 (a)	746	740
Pool # 555258, ARM, 5.90%, 1/1/2033 (a)	25,284	25,275
Pool # 746299, ARM, 6.64%, 9/1/2033 (a)	19,032	19,646
Pool # 743546, ARM, 5.93%, 11/1/2033 (a)	57,171	57,827
Pool # 766610, ARM, 6.35%, 1/1/2034 (a)	5,782	5,880
Pool # 735648, ARM, 6.24%, 2/1/2034 (a)	11,508	11,762
Pool # 770377, ARM, 6.29%, 4/1/2034 (a)	9,796	9,921
Pool # 751531, ARM, 6.21%, 5/1/2034 (a)	25,742	26,478
Pool # 778908, ARM, 6.20%, 6/1/2034 (a)	8,595	8,650
Pool # 800422, ARM, 5.93%, 8/1/2034 (a)	93,379	93,593
Pool # 735332, ARM, 6.21%, 8/1/2034 (a)	17,953	18,354
Pool # 790964, ARM, 6.40%, 9/1/2034 (a)	10,367	10,581
Pool # 794797, ARM, 6.03%, 10/1/2034 (a)	23,617	24,109
Pool # 803599, ARM, 6.05%, 10/1/2034 (a)	21,477	21,739
Pool # 803594, ARM, 6.09%, 10/1/2034 (a)	15,321	15,605
Pool # 896463, ARM, 6.45%, 10/1/2034 (a)	31,057	32,118
Pool # 735740, ARM, 6.59%, 10/1/2034 (a)	23,558	23,898
Pool # 810896, ARM, 5.99%, 1/1/2035 (a)	130,829	134,084
Pool # 816594, ARM, 6.25%, 2/1/2035 (a)	5,788	5,920
Pool # 745862, ARM, 6.39%, 4/1/2035 (a)	30,381	31,148
Pool # 735539, ARM, 6.42%, 4/1/2035 (a)	67,486	69,527
Pool # 821378, ARM, 6.04%, 5/1/2035 (a)	29,135	29,267
Pool # 823660, ARM, 6.59%, 5/1/2035 (a)	20,943	21,356
Pool # 821179, ARM, 6.73%, 5/1/2035 (a)	4,147	4,212
Pool # 745766, ARM, 6.19%, 6/1/2035 (a)	13,117	13,278
Pool # 832801, ARM, 6.46%, 9/1/2035 (a)	2,316	2,362
Pool # 849251, ARM, 6.05%, 1/1/2036 (a)	17,460	17,851
Pool # 920843, ARM, 7.02%, 3/1/2036 (a)	228,618	236,780
Pool # 872825, ARM, 6.42%, 6/1/2036 (a)	13,100	13,392
Pool # 892868, ARM, 6.52%, 7/1/2036 (a)	16,272	16,611
Pool # 886558, ARM, 6.34%, 8/1/2036 (a)	17,922	18,361
Pool # 920547, ARM, 6.23%, 9/1/2036 (a)	56,226	57,326
Pool # 894239, ARM, 6.06%, 10/1/2036 (a)	6,961	7,106
Pool # 900191, ARM, 6.82%, 10/1/2036 (a)	5,066	5,230
Pool # 902818, ARM, 6.32%, 11/1/2036 (a)	265	272
Pool # 902955, ARM, 6.01%, 12/1/2036 (a)	7,402	7,543
Pool # 938346, ARM, 6.56%, 7/1/2037 (a)	5,791	5,943
Pool # 995919, ARM, 6.59%, 7/1/2037 (a)	18,195	18,635
Pool # AD0085, ARM, 5.74%, 11/1/2037 (a)	11,987	12,055
Pool # AD0179, ARM, 5.78%, 12/1/2037 (a)	5,405	5,588
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	434,971	428,383
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	11,778	12,183
Pool # AE0049, 6.00%, 9/1/2029	9,134	9,345
Pool # MA0602, 3.50%, 12/1/2030	216,196	213,496
Pool # AP3582, 3.50%, 8/1/2032	271,891	266,381
Pool # AB9830, 3.50%, 7/1/2033	1,737,656	1,708,453
Pool # AL6238, 4.00%, 1/1/2035	597,461	591,441
Pool # MA4500, 1.50%, 12/1/2041	6,279,312	5,342,946

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	1,769	1,779
Pool # 695533, 8.00%, 6/1/2027	1,694	1,708
Pool # 527285, 7.00%, 11/1/2028	301	315
Pool # 755973, 8.00%, 11/1/2028	16,426	16,819
Pool # 455759, 6.00%, 12/1/2028	3,196	3,270
Pool # 776702, 4.50%, 5/1/2029	5,378	5,326
Pool # 889020, 6.50%, 11/1/2029	16,962	17,545
Pool # 567036, 8.50%, 2/1/2030	8,190	8,308
Pool # 598559, 6.50%, 8/1/2031	12,654	13,088
Pool # 610591, 7.00%, 1/1/2032	22,916	23,987
Pool # 788150, 6.00%, 3/1/2032	4,667	4,775
Pool # 682078, 5.50%, 11/1/2032	101,334	104,153
Pool # 668562, 6.00%, 12/1/2032	8,509	8,705
Pool # 675555, 6.00%, 12/1/2032	4,674	4,782
Pool # AL0045, 6.00%, 12/1/2032	71,091	73,740
Pool # 357363, 5.50%, 3/1/2033	108,617	111,424
Pool # 674349, 6.00%, 3/1/2033	942	964
Pool # 688625, 6.00%, 3/1/2033	6,529	6,679
Pool # 695584, 6.00%, 3/1/2033	2,246	2,298
Pool # 702901, 6.00%, 5/1/2033	65,445	67,411
Pool # 695403, 5.00%, 6/1/2033	53,579	54,503
Pool # 995656, 7.00%, 6/1/2033	48,466	50,731
Pool # 723852, 5.00%, 7/1/2033	18,744	18,889
Pool # 729296, 5.00%, 7/1/2033	44,437	44,752
Pool # 726912, 4.00%, 8/1/2033	349	346
Pool # 753696, 4.00%, 8/1/2033	9,536	9,317
Pool # 729379, 6.00%, 8/1/2033	12,297	12,581
Pool # 737825, 6.00%, 9/1/2033	16,803	17,210
Pool # AA7943, 4.00%, 10/1/2033	193,544	190,516
Pool # 750977, 4.50%, 11/1/2033	11,975	12,008
Pool # 725017, 5.50%, 12/1/2033	108,580	111,488
Pool # 759424, 5.50%, 1/1/2034	32,354	32,914
Pool # 751182, 5.50%, 3/1/2034	23,191	23,614
Pool # 751341, 5.50%, 3/1/2034	8,148	8,251
Pool # 767378, 5.50%, 3/1/2034	10,973	11,112
Pool # 776565, 4.00%, 4/1/2034	93,654	92,278
Pool # AC1317, 4.50%, 9/1/2034	47,354	47,028
Pool # 820347, 5.00%, 9/1/2035	22,956	23,592
Pool # 745281, 6.00%, 1/1/2036	15,531	16,387
Pool # 888417, 6.50%, 1/1/2036	19,853	20,569
Pool # 833629, 7.00%, 3/1/2036	15,604	16,333
Pool # 893268, 6.50%, 8/1/2036	52,382	54,788
Pool # 833657, 7.50%, 8/1/2036	5,336	5,376
Pool # AA0922, 6.00%, 9/1/2036	91,738	95,745
Pool # 878225, 6.50%, 10/1/2036	26,042	27,413
Pool # 985683, 8.00%, 10/1/2036	64,615	67,795
Pool # 888476, 7.50%, 5/1/2037	13,289	13,847
Pool # 945870, 6.50%, 8/1/2037	35,141	37,000

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 946338, 7.00%, 9/1/2037	22,358	23,897
Pool # 888707, 7.50%, 10/1/2037	41,470	43,964
Pool # 889883, 6.50%, 3/1/2038	28,869	30,152
Pool # AC9081, 6.50%, 9/1/2038	79,478	85,436
Pool # 909236, 7.00%, 9/1/2038	217,031	229,939
Pool # 934591, 7.00%, 10/1/2038	21,068	22,298
Pool # AB2869, 6.00%, 11/1/2038	130,716	137,419
Pool # 995504, 7.50%, 11/1/2038	14,038	14,822
Pool # 257510, 7.00%, 12/1/2038	81,499	87,452
Pool # AD0753, 7.00%, 1/1/2039	114,302	122,065
Pool # 890661, 7.00%, 2/1/2039	414,988	436,574
Pool # AD0780, 7.50%, 4/1/2039	249,129	269,308
Pool # AD6377, 5.50%, 5/1/2040	32,639	33,959
Pool # AD4951, 5.00%, 7/1/2040	941,634	970,147
Pool # BM5364, 4.00%, 4/1/2042	1,065,938	1,051,899
Pool # AL6839, 5.00%, 4/1/2042	580,041	599,200
Pool # AR8128, 3.50%, 3/1/2043	927,566	885,080
Pool # AL8256, 3.00%, 8/1/2043	1,797,604	1,669,108
Pool # AZ8089, 4.00%, 7/1/2045	312,888	305,570
Pool # BA2343, 4.00%, 9/1/2045	1,472,404	1,430,970
Pool # BC9441, 3.50%, 4/1/2046	143,937	136,866
Pool # BC6982, 4.00%, 4/1/2046	1,133,058	1,101,528
Pool # BD0299, 3.50%, 5/1/2046	213,814	203,354
Pool # BC1249, 3.50%, 6/1/2046	154,011	145,568
Pool # BD1243, 3.50%, 6/1/2046	347,946	329,249
Pool # BD3066, 3.50%, 7/1/2046	500,237	473,589
Pool # BD3088, 3.50%, 7/1/2046	199,170	188,250
Pool # BD5248, 3.50%, 8/1/2046	1,111,361	1,051,505
Pool # BD7764, 3.50%, 9/1/2046	645,346	611,771
Pool # BE5870, 3.50%, 1/1/2047	1,423,454	1,358,252
Pool # BH4665, 4.00%, 6/1/2047	2,012,469	1,954,787
Pool # BH7626, 4.00%, 8/1/2047	794,620	764,431
Pool # BM3500, 4.00%, 9/1/2047	1,162,646	1,149,416
Pool # BH7663, 4.00%, 10/1/2047	1,779,096	1,727,367
Pool # BJ1778, 4.50%, 10/1/2047	446,254	445,023
Pool # BM3044, 4.00%, 11/1/2047	1,488,136	1,445,250
Pool # BE8351, 4.00%, 2/1/2048	412,884	401,365
Pool # BM3455, 4.50%, 2/1/2048	939,416	936,145
Pool # BK7006, 4.50%, 6/1/2048	374,106	372,379
Pool # BD9084, 4.50%, 7/1/2048	1,005,872	1,001,748
Pool # BK9303, 4.00%, 8/1/2048	1,144,771	1,133,943
Pool # CA4662, 3.50%, 9/1/2048	1,818,912	1,702,492
Pool # 890863, 5.00%, 9/1/2048	1,292,494	1,357,380
Pool # BN1829, 4.50%, 10/1/2048	307,359	305,560
Pool # BN4960, 5.00%, 12/1/2048	270,517	274,794
Pool # BM5430, 5.00%, 1/1/2049	1,775,145	1,807,038
Pool # BN5013, 5.00%, 1/1/2049	1,920,356	1,964,237
Pool # BN6788, 4.50%, 2/1/2049	259,428	257,349
Pool # BK0317, 4.00%, 3/1/2049	1,100,498	1,069,549

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO0719, 5.00%, 6/1/2049	1,002,528	1,022,105
Pool # BO0721, 5.00%, 6/1/2049	1,102,213	1,124,609
Pool # BO0722, 5.00%, 6/1/2049	100,119	101,181
Pool # BO4276, 3.50%, 7/1/2049	2,189,701	2,095,844
Pool # BO4277, 3.50%, 7/1/2049	2,741,401	2,619,648
Pool # BO4280, 4.00%, 7/1/2049	1,413,871	1,390,836
Pool # BN8529, 4.50%, 7/1/2049	122,322	123,006
Pool # BO3436, 4.50%, 7/1/2049	1,020,228	1,022,527
Pool # BO0718, 5.00%, 7/1/2049	1,114,279	1,139,258
Pool # BO0720, 5.00%, 7/1/2049	1,429,707	1,456,427
Pool # BO2496, 5.00%, 7/1/2049	1,856,505	1,890,842
Pool # BO2497, 5.00%, 7/1/2049	1,840,065	1,882,140
Pool # BO2498, 5.00%, 7/1/2049	2,269,886	2,330,287
Pool # BO2499, 5.00%, 7/1/2049	426,538	448,580
Pool # BO3408, 5.00%, 7/1/2049	559,061	567,554
Pool # BO3749, 4.00%, 8/1/2049	1,688,721	1,678,958
Pool # BO3999, 4.00%, 8/1/2049	776,219	750,851
Pool # BO2495, 5.00%, 8/1/2049	1,964,248	2,008,703
Pool # BK8769, 3.50%, 10/1/2049	1,167,593	1,092,375
Pool # CA4363, 4.00%, 10/1/2049	968,757	938,103
Pool # BO2888, 4.00%, 11/1/2049	1,050,348	1,024,008
Pool # BO4387, 4.00%, 11/1/2049	1,325,287	1,286,482
Pool # FM2526, 4.00%, 12/1/2049	1,918,155	1,895,478
Pool # BP1128, 4.00%, 1/1/2050	639,160	620,847
Pool # BP1132, 4.00%, 1/1/2050	613,872	595,340
Pool # BP1141, 4.00%, 1/1/2050	262,884	253,952
Pool # BP1847, 4.50%, 1/1/2050	1,370,414	1,389,158
Pool # FM3365, 3.00%, 3/1/2050	8,498,893	7,650,288
Pool # BP4626, 2.50%, 4/1/2050	3,625,717	3,113,505
Pool # BP6363, 3.00%, 4/1/2050	3,906,012	3,505,076
Pool # BP5296, 3.50%, 4/1/2050	2,846,578	2,666,354
Pool # BP5302, 4.00%, 4/1/2050	1,545,174	1,486,394
Pool # BP8337, 3.00%, 5/1/2050	3,550,522	3,278,376
Pool # CA5729, 3.00%, 5/1/2050	4,869,442	4,366,363
Pool # CA5731, 3.00%, 5/1/2050	12,309,825	11,073,053
Pool # BP5878, 2.50%, 6/1/2050	4,179,525	3,585,764
Pool # BP8338, 3.00%, 6/1/2050	2,950,690	2,719,965
Pool # BK2693, 3.50%, 6/1/2050	708,388	661,814
Pool # BP9337, 3.50%, 6/1/2050	2,744,153	2,666,691
Pool # BP9950, 3.50%, 6/1/2050	1,979,936	1,850,520
Pool # CA6361, 2.50%, 7/1/2050	2,957,404	2,573,394
Pool # CA6430, 3.50%, 7/1/2050	4,528,027	4,232,087
Pool # CA8670, 2.50%, 8/1/2050	4,224,526	3,629,527
Pool # MA4096, 2.50%, 8/1/2050	42,656,940	36,626,216
Pool # BO4410, 3.00%, 8/1/2050	3,731,872	3,343,024
Pool # BQ1646, 3.00%, 8/1/2050	2,613,573	2,326,686
Pool # FM4311, 3.00%, 8/1/2050	2,804,201	2,526,908
Pool # BQ1367, 2.50%, 9/1/2050	11,913,217	10,280,615
Pool # BQ4113, 3.00%, 9/1/2050	1,390,039	1,245,630

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ5586, 3.00%, 10/1/2050	2,939,026	2,629,160
Pool # FM5173, 2.50%, 12/1/2050	6,000,657	5,184,447
Pool # CA8862, 2.50%, 1/1/2051	5,073,067	4,388,762
Pool # BQ4516, 2.00%, 2/1/2051	12,760,214	10,460,131
Pool # BR4052, 2.00%, 2/1/2051	13,386,446	11,089,139
Pool # FM5778, 2.50%, 2/1/2051	6,248,723	5,401,376
Pool # BR0870, 3.50%, 2/1/2051	515,483	481,753
Pool # FS5380, 2.00%, 5/1/2051	19,466,845	15,954,649
Pool # CB0674, 2.50%, 5/1/2051	7,936,059	6,819,557
Pool # FM7957, 2.50%, 7/1/2051	10,185,274	8,785,072
Pool # FM8179, 2.50%, 7/1/2051	17,303,486	14,787,489
Pool # BT6666, 2.00%, 8/1/2051	15,512,596	12,662,298
Pool # BT5574, 2.50%, 8/1/2051	759,063	655,332
Pool # CB1684, 3.00%, 9/1/2051	6,210,876	5,569,615
Pool # MA4415, 3.00%, 9/1/2051	13,019,051	11,620,788
Pool # CB1783, 2.50%, 10/1/2051	55,505,964	47,857,867
Pool # CB1908, 2.50%, 10/1/2051	25,946,200	22,315,928
Pool # FA0352, 2.50%, 10/1/2051	9,776,608	8,401,227
Pool # FM9195, 2.50%, 10/1/2051	10,538,668	9,085,410
Pool # CB1878, 3.00%, 10/1/2051	3,609,720	3,234,368
Pool # MA4466, 2.50%, 11/1/2051	7,354,512	6,308,427
Pool # FM9961, 3.00%, 12/1/2051	8,028,932	7,152,688
Pool # FS0213, 3.00%, 12/1/2051	21,937,854	19,672,774
Pool # FS2559, 3.00%, 12/1/2051	4,188,780	3,753,183
Pool # BQ6989, 2.50%, 1/1/2052	7,809,378	6,667,785
Pool # BU1451, 2.50%, 1/1/2052	3,765,460	3,212,073
Pool # FA0867, 2.50%, 1/1/2052	17,339,937	14,900,453
Pool # FS8807, 3.00%, 1/1/2052	14,737,960	13,252,748
Pool # FS7409, 2.00%, 2/1/2052	12,218,355	10,164,369
Pool # BV2188, 2.50%, 2/1/2052	7,516,812	6,418,645
Pool # BV3216, 2.50%, 2/1/2052	9,223,775	7,886,573
Pool # CB2750, 2.50%, 2/1/2052	13,428,606	11,498,051
Pool # CB2869, 2.50%, 2/1/2052	22,045,451	19,011,961
Pool # FS4284, 2.50%, 2/1/2052	6,567,931	5,629,031
Pool # MA4548, 2.50%, 2/1/2052	8,488,681	7,269,816
Pool # BV3570, 3.00%, 2/1/2052	980,947	879,783
Pool # FS0488, 3.00%, 2/1/2052	4,346,455	3,911,048
Pool # FS0917, 3.50%, 2/1/2052	6,872,256	6,403,318
Pool # BV4133, 2.50%, 3/1/2052	19,827,390	16,902,531
Pool # FS0882, 2.50%, 3/1/2052	5,898,220	5,114,952
Pool # FS5446, 2.50%, 3/1/2052	8,207,774	7,029,974
Pool # FS7119, 2.50%, 3/1/2052	16,004,238	13,756,776
Pool # FS7942, 2.50%, 3/1/2052	8,222,352	7,118,606
Pool # BV3283, 3.00%, 3/1/2052	6,853,501	6,120,071
Pool # FS0957, 3.00%, 3/1/2052	19,244,999	17,118,343
Pool # BV3269, 3.50%, 3/1/2052	1,236,295	1,149,502
Pool # BV3276, 3.50%, 3/1/2052	2,388,442	2,227,791
Pool # CB3025, 3.50%, 3/1/2052	8,611,596	8,023,934
Pool # BV5360, 2.50%, 4/1/2052	7,766,468	6,643,202

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FA1671, 2.50%, 4/1/2052	3,346,987	2,892,719
Pool # CB3361, 3.00%, 4/1/2052	16,459,041	14,747,275
Pool # FS6301, 3.00%, 4/1/2052	4,273,826	3,832,564
Pool # BV9064, 3.50%, 4/1/2052	7,317,780	6,779,458
Pool # CB3378, 4.00%, 4/1/2052	3,415,303	3,272,876
Pool # FS4720, 2.50%, 5/1/2052	4,023,143	3,477,136
Pool # FS6790, 2.50%, 5/1/2052	8,440,058	7,228,237
Pool # FS7204, 3.00%, 5/1/2052	12,634,337	11,320,457
Pool # CB3504, 3.50%, 5/1/2052	5,879,773	5,467,453
Pool # FS6323, 3.50%, 5/1/2052	17,131,576	15,962,532
Pool # CB3891, 3.00%, 6/1/2052	16,459,375	14,768,091
Pool # CB5116, 3.00%, 6/1/2052	9,865,141	8,799,637
Pool # BW5359, 4.00%, 6/1/2052	1,698,164	1,640,144
Pool # FS1949, 4.00%, 6/1/2052	3,254,392	3,119,013
Pool # BW1473, 4.50%, 6/1/2052	279,045	275,874
Pool # BW3203, 5.00%, 6/1/2052	1,145,416	1,165,199
Pool # BW4016, 5.00%, 6/1/2052	1,366,989	1,395,328
Pool # BW4019, 5.00%, 6/1/2052	1,737,967	1,773,197
Pool # BW4041, 5.00%, 6/1/2052	959,784	971,218
Pool # FA1541, 3.00%, 7/1/2052	15,138,065	13,563,861
Pool # FS8820, 3.00%, 7/1/2052	13,316,768	11,902,970
Pool # CB4160, 4.50%, 7/1/2052	3,291,101	3,237,168
Pool # BV7853, 5.00%, 7/1/2052	1,146,455	1,149,437
Pool # BW4042, 5.00%, 7/1/2052	1,305,040	1,317,984
Pool # BW5398, 5.00%, 7/1/2052	652,936	661,459
Pool # CB4608, 4.00%, 9/1/2052	7,789,475	7,464,628
Pool # CB4587, 4.50%, 9/1/2052	4,561,798	4,487,040
Pool # BW8950, 5.00%, 9/1/2052	3,322,243	3,330,054
Pool # CB4625, 5.00%, 9/1/2052	3,930,318	3,977,241
Pool # BX2815, 4.50%, 10/1/2052	1,760,949	1,752,430
Pool # BW6968, 4.00%, 1/1/2053	2,583,246	2,467,508
Pool # BX3284, 5.00%, 2/1/2053	3,835,842	3,855,059
Pool # BV6797, 4.00%, 3/1/2053	1,101,420	1,054,917
Pool # CB5896, 5.00%, 3/1/2053	4,194,286	4,202,332
Pool # BX3824, 5.50%, 3/1/2053	6,207,302	6,353,138
Pool # BX4315, 5.00%, 4/1/2053	2,405,258	2,420,677
Pool # BU3984, 6.00%, 5/1/2053	18,474,183	18,998,206
Pool # BY4776, 5.00%, 7/1/2053	10,312,369	10,296,213
Pool # BY4736, 5.50%, 7/1/2053	9,311,883	9,521,689
Pool # BV6813, 4.50%, 8/1/2053	1,306,300	1,284,488
Pool # BY7027, 5.00%, 8/1/2053	7,558,556	7,554,275
Pool # DB4827, 5.00%, 11/1/2054	9,869,156	9,856,267
Pool # DB4845, 5.00%, 12/1/2054	14,777,557	14,878,814
FNMA, 30 Year
Pool # 252155, 7.00%, 10/1/2028	4,360	4,439
Pool # 252334, 6.50%, 2/1/2029	17,177	17,532
Pool # 252409, 6.50%, 3/1/2029	15,235	15,489
Pool # 653815, 7.00%, 2/1/2033	6,680	6,717
Pool # 752786, 6.00%, 9/1/2033	14,951	15,163

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 954255, 6.50%, 8/1/2037	228,425	235,728
Pool # 931717, 6.50%, 8/1/2039	124,335	128,300
Pool # CA3030, 4.50%, 1/1/2049	4,151,626	4,081,996
Pool # CA4047, 4.00%, 8/1/2049	4,514,189	4,312,070
Pool # CA4520, 3.50%, 11/1/2049	3,608,208	3,336,608
Pool # CB4014, 4.50%, 7/1/2052	941,293	917,691
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	849,650	841,877
Pool # AN4571, 3.07%, 2/1/2027	1,526,083	1,510,166
Pool # AM8987, 2.79%, 6/1/2027	784,913	771,618
Pool # AN4154, 3.17%, 1/1/2029	6,060,000	5,912,504
Pool # AN4349, 3.35%, 1/1/2029	2,832,704	2,772,846
Pool # BS5292, 2.53%, 5/1/2029	22,120,932	21,164,564
Pool # BS3673, 1.88%, 6/1/2029	6,000,000	5,598,432
Pool # BZ1797, 4.33%, 1/1/2030	5,436,000	5,522,406
Pool # AN8154, 3.17%, 2/1/2030	5,871,207	5,694,150
Pool # AM7516, 3.55%, 2/1/2030	2,000,000	1,968,853
Pool # BS7348, 5.08%, 2/1/2030	5,963,748	6,190,175
Pool # BS9093, 5.17%, 2/1/2030	1,291,013	1,343,891
Pool # BS8474, 4.84%, 4/1/2030	2,105,322	2,168,827
Pool # BS6827, 4.19%, 5/1/2030	3,871,263	3,898,177
Pool # BS5224, 2.52%, 7/1/2030	5,068,750	4,757,666
Pool # BL8177, 1.10%, 9/1/2030	23,916,761	21,060,241
Pool # BS8426, 4.28%, 9/1/2030	8,985,930	9,062,194
Pool # BS9203, 4.64%, 10/1/2030	2,584,280	2,646,713
Pool # BS5389, 3.03%, 11/1/2030	11,034,740	10,531,002
Pool # AN0099, 3.28%, 11/1/2030	6,337,113	6,113,997
Pool # BS8033, 4.43%, 11/1/2030	5,583,405	5,668,577
Pool # BS8732, 4.61%, 11/1/2030	6,165,464	6,307,911
Pool # BS7750, 4.24%, 12/1/2030	4,000,000	4,027,360
Pool # BS6828, 4.07%, 1/1/2031	4,895,768	4,887,886
Pool # BS7882, 4.56%, 1/1/2031	3,575,000	3,649,445
Pool # BS8379, 4.66%, 1/1/2031	6,630,000	6,800,538
Pool # BS8200, 4.74%, 1/1/2031	3,956,033	4,072,090
Pool # BS9368, 5.15%, 1/1/2031	3,427,000	3,566,557
Pool # BS5378, 3.45%, 4/1/2031	2,426,764	2,353,087
Pool # BS2915, 1.87%, 5/1/2031	7,565,810	6,739,735
Pool # BS7884, 4.03%, 5/1/2031	5,355,080	5,334,637
Pool # AI2479, 5.00%, 5/1/2031	80,567	81,781
Pool # BS2035, 1.84%, 6/1/2031	10,000,000	8,923,379
Pool # BZ1868, 4.81%, 6/1/2031	1,550,182	1,602,320
Pool # BS7362, 5.14%, 6/1/2031	4,000,000	4,146,487
Pool # BS2422, 1.67%, 7/1/2031	12,000,000	10,548,050
Pool # AN2456, 2.74%, 8/1/2031	859,551	806,420
Pool # BS7268, 5.05%, 8/1/2031	2,000,000	2,086,969
Pool # BS2898, 1.56%, 9/1/2031	20,203,000	17,546,930
Pool # BS4279, 2.00%, 9/1/2031	6,463,272	5,779,326
Pool # BS8183, 4.74%, 9/1/2031	4,877,601	5,019,121
Pool # BS5371, 3.16%, 10/1/2031	5,704,887	5,404,844

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS3637, 1.73%, 11/1/2031	5,469,618	4,838,021
Pool # BS6765, 4.24%, 11/1/2031	4,238,000	4,253,605
Pool # BZ0801, 4.60%, 11/1/2031	3,871,000	3,953,206
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,869,803	10,457,942
Pool # BS4124, 1.94%, 1/1/2032	3,673,081	3,271,191
Pool # BS4525, 1.94%, 1/1/2032	8,500,000	7,489,454
Pool # BS4030, 1.96%, 1/1/2032	9,844,133	8,731,049
Pool # BS4315, 1.98%, 1/1/2032	16,418,000	14,529,456
Pool # BS4650, 2.02%, 1/1/2032	4,000,000	3,561,876
Pool # BS4142, 2.13%, 1/1/2032	7,441,577	6,682,305
Pool # BZ2402, 5.25%, 1/1/2032	6,634,000	6,964,449
Pool # AN3104, 2.75%, 2/1/2032	8,749,070	8,151,982
Pool # BM7037, 1.75%, 3/1/2032 (a)	19,098,076	16,710,892
Pool # BS4654, 2.39%, 3/1/2032	4,644,711	4,197,430
Pool # BS5130, 2.55%, 4/1/2032	4,668,227	4,274,765
Pool # BS5193, 2.62%, 4/1/2032	8,053,000	7,356,409
Pool # BS5259, 2.84%, 4/1/2032	9,911,445	9,198,094
Pool # BS5231, 2.54%, 5/1/2032	8,400,000	7,656,706
Pool # BS5452, 3.09%, 5/1/2032	9,070,000	8,505,483
Pool # BS5643, 3.62%, 5/1/2032	3,389,724	3,281,275
Pool # AN6149, 3.14%, 7/1/2032	4,075,000	3,846,836
Pool # BS6091, 3.68%, 7/1/2032	2,184,000	2,121,243
Pool # BS4203, 2.36%, 8/1/2032	5,984,150	5,350,821
Pool # AN6123, 3.06%, 8/1/2032	800,000	750,647
Pool # BS6301, 3.67%, 8/1/2032	21,407,000	20,705,922
Pool # BS6611, 3.72%, 8/1/2032	8,596,655	8,360,636
Pool # BS6425, 3.88%, 8/1/2032	5,928,652	5,825,572
Pool # BS6269, 4.03%, 8/1/2032	1,752,955	1,732,822
Pool # BS7247, 5.19%, 8/1/2032	4,000,000	4,200,824
Pool # BS6335, 3.75%, 9/1/2032	8,090,860	7,894,739
Pool # BS6331, 3.76%, 9/1/2032	7,700,000	7,507,078
Pool # BS6339, 3.80%, 9/1/2032	11,722,931	11,436,862
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,522,862	8,809,870
Pool # AN6651, 2.94%, 10/1/2032	586,683	548,254
Pool # BS6398, 3.87%, 10/1/2032	1,232,556	1,206,628
Pool # BS6756, 3.89%, 10/1/2032	2,000,000	1,944,393
Pool # BS8968, 4.73%, 10/1/2032	5,050,000	5,170,027
Pool # BM6492, 1.51%, 11/1/2032 (a)	9,292,421	7,869,761
Pool # BS6995, 4.18%, 11/1/2032	5,080,000	5,067,999
Pool # BS6849, 4.23%, 11/1/2032	3,826,068	3,829,431
Pool # BZ5646, 4.48%, 11/1/2032	4,472,000	4,525,465
Pool # BS7006, 4.79%, 11/1/2032	4,655,000	4,798,391
Pool # BS6994, 4.85%, 11/1/2032	2,000,000	2,073,365
Pool # BS7292, 5.60%, 11/1/2032	2,518,808	2,692,685
Pool # BS7001, 4.36%, 12/1/2032	6,105,000	6,164,087
Pool # BS8052, 4.38%, 12/1/2032	8,383,000	8,424,102
Pool # BS7090, 4.45%, 12/1/2032	6,373,997	6,453,848
Pool # BS7095, 4.80%, 12/1/2032	3,880,935	4,001,999
Pool # BS7318, 4.94%, 12/1/2032	1,442,280	1,499,183

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS7182, 5.11%, 12/1/2032	6,000,000	6,292,078
Pool # BS7267, 5.18%, 12/1/2032	2,380,000	2,501,301
Pool # BM6552, 1.56%, 1/1/2033 (a)	18,974,792	16,088,672
Pool # BS6474, 3.82%, 1/1/2033	6,265,135	6,092,764
Pool # BZ5699, 4.47%, 1/1/2033 ‡	5,014,000	5,060,496
Pool # BZ0743, 5.15%, 1/1/2033	4,000,000	4,189,478
Pool # AD8548, 5.50%, 1/1/2033	111,379	112,031
Pool # AR7484, 3.50%, 2/1/2033	453,802	447,999
Pool # BS8335, 4.62%, 2/1/2033	2,995,000	3,050,232
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,878,333	5,009,840
Pool # BS8334, 4.71%, 3/1/2033	4,907,518	5,014,242
Pool # BS7371, 5.02%, 3/1/2033	1,007,042	1,046,682
Pool # BS8288, 4.39%, 4/1/2033	4,484,000	4,530,727
Pool # BS8223, 4.50%, 4/1/2033	4,030,000	4,087,017
Pool # BS8256, 4.53%, 4/1/2033	6,583,000	6,649,481
Pool # BS8147, 4.72%, 4/1/2033	3,644,143	3,712,139
Pool # BS2088, 2.02%, 5/1/2033	5,949,647	5,147,739
Pool # BS8185, 4.17%, 5/1/2033	5,000,000	4,973,502
Pool # BS8238, 4.19%, 5/1/2033	1,703,985	1,689,701
Pool # BS8213, 4.22%, 5/1/2033	9,761,359	9,747,213
Pool # BS8203, 4.24%, 5/1/2033	3,150,000	3,143,662
Pool # BS8284, 4.43%, 5/1/2033	10,005,000	10,099,755
Pool # BS8152, 4.55%, 5/1/2033	1,987,000	2,020,072
Pool # AT7117, 3.50%, 6/1/2033	493,649	485,234
Pool # BS8280, 4.30%, 6/1/2033	4,500,000	4,502,169
Pool # BS8703, 4.48%, 6/1/2033	5,000,000	5,055,692
Pool # BS8204, 4.67%, 6/1/2033	7,296,000	7,486,480
Pool # BS2389, 1.86%, 7/1/2033	18,000,000	15,125,682
Pool # AN9700, 3.67%, 7/1/2033	3,500,000	3,379,240
Pool # BS8883, 4.58%, 7/1/2033	4,095,000	4,143,274
Pool # BS2933, 1.82%, 9/1/2033	9,632,000	8,071,013
Pool # BS2496, 1.88%, 9/1/2033	5,000,000	4,224,648
Pool # BS9351, 4.70%, 9/1/2033	4,102,711	4,173,821
Pool # 754922, 5.50%, 9/1/2033	18,308	18,653
Pool # BS3445, 1.88%, 10/1/2033	9,179,420	7,852,235
Pool # BL0466, 3.69%, 10/1/2033	2,996,488	2,892,344
Pool # 109738, 3.78%, 10/1/2033	4,825,000	4,692,807
Pool # BS3315, 1.82%, 11/1/2033	23,000,000	19,205,004
Pool # 762520, 4.00%, 11/1/2033	79,636	78,659
Pool # BS4163, 2.04%, 1/1/2034	9,190,882	7,904,790
Pool # BS4484, 2.16%, 1/1/2034	5,438,989	4,714,809
Pool # BS4911, 2.49%, 4/1/2034	3,720,994	3,265,692
Pool # BS4985, 2.61%, 4/1/2034	5,200,000	4,602,415
Pool # BS5184, 2.67%, 4/1/2034	3,288,000	2,909,873
Pool # BS5237, 2.86%, 4/1/2034	8,925,454	7,993,721
Pool # BS7836, 4.75%, 4/1/2034	3,373,000	3,437,672
Pool # BZ0565, 5.04%, 5/1/2034	684,000	711,671
Pool # AM6492, 3.76%, 8/1/2034	1,572,553	1,526,478
Pool # BS8440, 4.39%, 8/1/2034	6,299,368	6,281,680

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS5314, 3.29%, 9/1/2034	5,401,000	4,949,108
Pool # BS6427, 3.75%, 9/1/2034	9,130,000	8,718,255
Pool # BS7816, 4.45%, 9/1/2034	3,698,000	3,701,562
Pool # BS8685, 4.72%, 2/1/2035	5,235,818	5,314,405
Pool # BS8567, 4.47%, 5/1/2035	2,508,807	2,526,348
Pool # AM9188, 3.12%, 6/1/2035	1,986,993	1,813,035
Pool # BZ4986, 4.49%, 9/1/2035	1,439,000	1,447,310
Pool # BS5018, 2.88%, 10/1/2035	4,358,000	3,784,254
Pool # 847108, 6.50%, 10/1/2035	44,049	45,259
Pool # BZ4027, 5.33%, 11/1/2035	3,150,000	3,343,581
Pool # 881628, 5.00%, 1/1/2036	6,076	6,117
Pool # 256128, 6.00%, 2/1/2036	5,663	5,920
Pool # BS7254, 5.42%, 3/1/2036	1,924,484	2,033,060
Pool # BZ0417, 5.20%, 10/1/2036	5,230,182	5,468,373
Pool # BS4039, 2.37%, 12/1/2036	10,000,000	8,134,322
Pool # BS4040, 2.37%, 12/1/2036	11,965,000	9,687,327
Pool # 256651, 6.00%, 3/1/2037	11,934	12,560
Pool # 888408, 6.00%, 3/1/2037	23,892	24,381
Pool # 888373, 7.00%, 3/1/2037	27,608	28,519
Pool # 888796, 6.00%, 9/1/2037	75,466	77,498
Pool # 888698, 7.00%, 10/1/2037	31,259	32,853
Pool # AN7345, 3.21%, 11/1/2037	7,574,898	6,841,731
Pool # AN0304, 3.44%, 11/1/2037	1,376,154	1,302,086
Pool # BS6588, 4.18%, 4/1/2038	2,096,000	1,978,052
Pool # 257172, 5.50%, 4/1/2038	13,249	13,464
Pool # AD0810, 6.00%, 11/1/2039	79	77
Pool # AB1830, 3.50%, 11/1/2040	67,839	64,634
Pool # AL2606, 4.00%, 3/1/2042	106,694	102,983
Pool # AO6757, 4.00%, 6/1/2042	686,648	675,344
Pool # AO7225, 4.00%, 7/1/2042	513,641	503,377
Pool # AO9352, 4.00%, 7/1/2042	358,016	350,862
Pool # AO9353, 4.00%, 7/1/2042	458,170	448,293
Pool # AP0838, 4.00%, 7/1/2042	2,621,543	2,565,907
Pool # MA1125, 4.00%, 7/1/2042	169,464	166,078
Pool # MA1177, 3.50%, 9/1/2042	251,253	239,980
Pool # MA1178, 4.00%, 9/1/2042	501,909	491,881
Pool # MA1213, 3.50%, 10/1/2042	1,222,748	1,167,888
Pool # AR1397, 3.00%, 1/1/2043	628,374	583,372
Pool # AB8517, 3.00%, 2/1/2043	270,203	250,850
Pool # MA1373, 3.50%, 3/1/2043	1,369,584	1,308,129
Pool # MA1437, 3.50%, 5/1/2043	382,526	365,359
Pool # MA1442, 4.00%, 5/1/2043	900,862	881,743
Pool # MA1463, 3.50%, 6/1/2043	663,355	630,305
Pool # MA1552, 3.00%, 8/1/2043	464,982	431,699
Pool # MA1582, 3.50%, 9/1/2043	88,045	83,658
Pool # MA2434, 3.50%, 9/1/2045	562,560	531,722
Pool # MA2493, 3.50%, 12/1/2045	104,743	99,003
Pool # BC1157, 3.50%, 1/1/2046	260,205	245,966
Pool # MA2545, 3.50%, 2/1/2046	151,129	142,847

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AS6970, 3.50%, 4/1/2046	1,009,762	954,408
Pool # BC8400, 3.50%, 5/1/2046	323,184	305,467
Pool # AS7424, 3.50%, 6/1/2046	758,192	716,633
Pool # MA2658, 3.50%, 6/1/2046	2,829,344	2,674,282
Pool # BF0491, 3.50%, 12/1/2054	12,300,312	11,655,811
Pool # BF0557, 2.50%, 12/1/2055	5,607,771	4,815,236
Pool # BF0125, 4.00%, 7/1/2056	8,725,900	8,264,946
Pool # BF0141, 5.50%, 9/1/2056	6,443,169	6,653,832
Pool # BF0230, 5.50%, 1/1/2058	5,546,762	5,792,203
Pool # BF0271, 5.50%, 5/1/2058	5,961,072	6,132,930
Pool # BF0300, 4.00%, 8/1/2058	14,597,022	14,015,791
Pool # BF0340, 5.00%, 1/1/2059	5,893,720	5,941,436
Pool # BM7404, 4.00%, 8/1/2059	10,962,795	10,396,860
Pool # BF0464, 3.50%, 3/1/2060	4,126,782	3,787,810
Pool # BF0507, 3.00%, 9/1/2060	2,536,834	2,241,428
Pool # BM7075, 3.00%, 3/1/2061	3,424,003	3,025,169
Pool # BF0560, 2.50%, 9/1/2061	8,566,297	7,099,728
Pool # BF0562, 3.50%, 9/1/2061	7,080,782	6,437,006
Pool # BF0577, 2.50%, 12/1/2061	4,153,745	3,504,489
Pool # BF0582, 4.00%, 12/1/2061	9,091,503	8,734,424
Pool # BF0583, 4.00%, 12/1/2061	3,668,524	3,469,985
Pool # BF0586, 5.00%, 12/1/2061	2,676,454	2,684,165
Pool # BF0617, 2.50%, 3/1/2062	10,627,505	8,808,047
Pool # BF0604, 3.50%, 3/1/2062	3,247,791	2,952,496
Pool # BF0674, 2.50%, 4/1/2062	11,975,540	9,925,152
Pool # BF0673, 2.50%, 6/1/2062	23,955,827	19,854,334
Pool # BF0654, 3.00%, 6/1/2062	6,380,065	5,534,098
Pool # BF0655, 3.50%, 6/1/2062	6,478,246	5,889,256
Pool # BF0694, 2.50%, 12/1/2062	7,452,041	6,338,845
Pool # BF0701, 3.50%, 12/1/2062	9,076,209	8,250,889
Pool # BF0732, 2.50%, 6/1/2063	6,925,259	5,791,091
Pool # BF0733, 3.00%, 6/1/2063	13,867,010	12,028,193
Pool # BF0767, 4.00%, 9/1/2063	8,444,073	7,987,042
Pool # BF0802, 2.50%, 4/1/2064	15,069,624	12,601,630
Pool # BF0804, 3.00%, 4/1/2064	6,129,512	5,385,116
Pool # BF0809, 4.00%, 4/1/2064	3,175,818	3,019,672
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 12/25/2055 (b)	51,485,000	51,375,641
GNMA I, 30 Year
Pool # 780653, 6.50%, 10/15/2027	10,258	10,342
Pool # 450038, 7.50%, 7/15/2028	1,968	1,994
Pool # 486537, 7.50%, 9/15/2028	686	699
Pool # 486631, 6.50%, 10/15/2028	267	271
Pool # 556255, 6.50%, 10/15/2031	21,478	22,152
Pool # 569568, 6.50%, 1/15/2032	62,110	64,273
Pool # 611453, 7.00%, 4/15/2032	5,778	5,920
Pool # 569423, 7.00%, 5/15/2032	17,038	17,568
Pool # 591882, 6.50%, 7/15/2032	11,390	11,803
Pool # 552665, 7.00%, 7/15/2032	11,339	11,599
Pool # 782032, 7.00%, 10/15/2032	26,248	27,267

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 591420, 7.50%, 1/15/2033	12,791	13,149
Pool # 607645, 6.50%, 2/15/2033	9,891	10,216
Pool # 604168, 6.50%, 4/15/2033	5,704	5,817
Pool # 781614, 7.00%, 6/15/2033	15,460	16,299
Pool # 638733, 7.00%, 3/15/2037	31,408	33,075
Pool # 759537, 3.49%, 1/15/2041	808,743	778,695
Pool # 759561, 3.49%, 1/15/2041	132,547	127,596
Pool # 759374, 3.49%, 2/15/2041	780,778	752,189
Pool # 762703, 3.49%, 2/15/2041	264,267	254,477
Pool # 762954, 2.99%, 3/15/2041	178,654	171,809
Pool # 763239, 2.99%, 3/15/2041	87,438	84,980
Pool # 762751, 3.49%, 3/15/2041	1,068,083	1,028,303
Pool # 762953, 3.49%, 3/15/2041	599,983	577,635
Pool # 762973, 3.49%, 3/15/2041	92,333	88,695
Pool # 763140, 3.13%, 4/15/2041	104,324	100,935
Pool # 763021, 3.49%, 4/15/2041	125,056	119,616
Pool # 763180, 3.49%, 4/15/2041	56,302	53,890
Pool # 380437, 3.13%, 5/15/2041	94,783	92,368
Pool # 770881, 3.13%, 5/15/2041	102,264	99,101
Pool # 763366, 3.49%, 5/15/2041	50,194	48,166
Pool # 770909, 2.99%, 6/15/2041	231,967	225,294
Pool # 380436, 3.38%, 6/15/2041	278,126	270,202
Pool # 770754, 3.38%, 6/15/2041	298,775	291,527
Pool # AT7652, 4.00%, 8/15/2046	856,147	823,081
Pool # 784450, 4.00%, 2/15/2048	3,487,112	3,352,325
Pool # BI6468, 5.00%, 12/15/2048	2,037,906	2,046,279
Pool # BM1750, 5.00%, 4/15/2049	1,411,344	1,417,142
Pool # BM4206, 5.00%, 4/15/2049	1,167,516	1,178,628
Pool # BM4207, 5.00%, 4/15/2049	669,286	674,105
Pool # BM4208, 5.00%, 4/15/2049	2,647,509	2,669,794
Pool # BM1957, 5.00%, 5/15/2049	1,606,666	1,613,267
Pool # BN4051, 5.00%, 6/15/2049	2,427,027	2,450,127
Pool # BN4052, 5.00%, 6/15/2049	2,362,967	2,379,980
Pool # BN4053, 5.00%, 6/15/2049	3,480,422	3,522,417
Pool # BM9691, 4.50%, 7/15/2049	2,200,163	2,173,682
Pool # BM2141, 5.00%, 7/15/2049	1,089,613	1,109,416
Pool # BM2163, 5.00%, 7/15/2049	2,250,019	2,293,775
Pool # BM2281, 5.00%, 7/15/2049	2,308,155	2,308,722
Pool # BM2305, 5.00%, 8/15/2049	1,422,082	1,442,129
Pool # BV2390, 3.50%, 7/15/2050	1,078,175	1,031,220
Pool # BW7021, 3.50%, 8/15/2050	3,004,234	2,873,397
Pool # BW7044, 3.50%, 9/15/2050	2,776,811	2,655,878
Pool # BW7064, 3.50%, 10/15/2050	1,272,109	1,216,706
Pool # BY7857, 3.50%, 11/15/2050	908,540	868,971
Pool # BY7874, 3.50%, 12/15/2050	690,049	659,996
Pool # CA3251, 3.50%, 12/15/2050	1,094,817	1,047,817
Pool # BY7887, 3.50%, 1/15/2051	2,121,733	2,029,325
Pool # CA3320, 3.50%, 1/15/2051	1,484,397	1,420,672
Pool # CA3304, 3.50%, 2/15/2051	757,019	724,520

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CE2513, 3.50%, 5/15/2051	1,093,917	1,007,393
Pool # CO1898, 5.50%, 7/15/2052	4,437,074	4,696,480
Pool # CO1926, 5.00%, 10/15/2052	4,032,840	4,213,385
Pool # CR2385, 5.50%, 4/15/2053	3,525,718	3,731,922
Pool # CU0301, 6.50%, 5/15/2053	9,230,167	9,600,277
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,620,841	2,156,995
GNMA II
Pool # CG8187, ARM, 5.21%, 8/20/2071 (a)	9,173,008	9,548,673
Pool # CH2658, ARM, 5.26%, 9/20/2071 (a)	5,014,784	5,219,536
Pool # CH4939, ARM, 5.20%, 10/20/2071 (a)	3,447,040	3,578,795
Pool # CJ6767, ARM, 5.12%, 11/20/2071 (a)	9,199,791	9,544,414
Pool # CJ7141, ARM, 5.22%, 11/20/2071 (a)	4,261,903	4,433,268
Pool # CJ9640, ARM, 5.31%, 11/20/2071 (a)	9,888,061	10,311,207
Pool # CE5557, ARM, 5.39%, 11/20/2071 (a)	10,602,765	11,107,636
Pool # CK2767, ARM, 5.42%, 12/20/2071 (a)	9,084,562	9,523,125
Pool # CJ7149, ARM, 5.46%, 12/20/2071 (a)	6,022,189	6,318,354
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	49	49
Pool # 2270, 8.00%, 8/20/2026	56	57
Pool # 2324, 8.00%, 11/20/2026	30	30
Pool # 2499, 8.00%, 10/20/2027	461	468
Pool # 2549, 7.50%, 2/20/2028	135	136
Pool # 2646, 7.50%, 9/20/2028	619	632
Pool # 737076, 6.50%, 10/20/2033	67,167	68,095
Pool # 616732, 6.50%, 9/20/2034	1,915	1,911
Pool # 748766, 6.50%, 1/20/2039	30,121	31,310
Pool # 752496, 6.50%, 1/20/2039	52,575	55,270
Pool # 783389, 6.00%, 8/20/2039	269,412	281,413
Pool # 783444, 5.50%, 9/20/2039	62,317	64,266
Pool # 742853, 3.88%, 4/20/2040	917,174	866,296
Pool # 742810, 3.88%, 6/20/2040	869,287	821,586
Pool # 742801, 3.88%, 8/20/2040	316,227	298,871
Pool # 742876, 3.25%, 11/20/2040	772,256	708,117
Pool # 742878, 3.88%, 11/20/2040	3,272,023	3,090,428
Pool # BZ8504, 2.50%, 12/20/2040	779,608	711,663
Pool # 742883, 3.25%, 2/20/2041	1,539,411	1,436,324
Pool # 742885, 3.75%, 2/20/2041	79,875	75,258
Pool # 742884, 3.88%, 2/20/2041	1,452,803	1,373,059
Pool # 751810, 3.50%, 3/20/2041	570,852	526,119
Pool # BZ1781, 4.50%, 5/20/2041	484,545	480,966
Pool # BZ1778, 4.00%, 10/20/2041	413,313	401,010
Pool # BZ1774, 3.50%, 12/20/2041	1,000,517	921,576
Pool # BZ1664, 4.00%, 12/20/2042	648,748	629,430
Pool # BZ1780, 4.50%, 10/20/2043	646,785	640,411
Pool # AE8053, 4.00%, 12/20/2043	371,620	358,393
Pool # BZ1770, 3.00%, 6/20/2044	1,648,947	1,488,482
Pool # BZ1661, 3.50%, 8/20/2044	704,426	649,427
Pool # BZ1773, 3.50%, 9/20/2044	1,967,332	1,819,270
Pool # AJ9020, 4.50%, 10/20/2044	126,106	123,721

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 783967, 4.25%, 12/20/2044	1,327,205	1,268,102
Pool # BZ1777, 4.00%, 3/20/2045	345,774	333,767
Pool # BY6444, 2.50%, 11/20/2045	438,052	378,890
Pool # BZ8502, 2.50%, 12/20/2045	1,379,247	1,193,867
Pool # BZ8503, 2.50%, 12/20/2045	810,117	699,960
Pool # AK8803, 4.00%, 3/20/2046	764,556	728,536
Pool # BZ1663, 4.00%, 7/20/2046	1,121,764	1,080,581
Pool # AS8110, 3.75%, 8/20/2046	1,649,395	1,550,920
Pool # AY2378, 3.25%, 2/20/2047	253,125	233,000
Pool # AY2381, 4.25%, 7/20/2047	818,046	791,192
Pool # BZ1769, 3.00%, 8/20/2047	1,500,411	1,354,273
Pool # BZ1654, 3.00%, 9/20/2047	653,164	591,973
Pool # AY2388, 4.25%, 9/20/2047	2,817,663	2,725,170
Pool # BD3185, 4.00%, 10/20/2047	7,872,915	7,492,155
Pool # BZ1660, 3.50%, 11/20/2047	1,201,364	1,109,401
Pool # BZ1772, 3.50%, 11/20/2047	3,261,202	2,991,415
Pool # BZ1776, 4.00%, 11/20/2047	1,391,174	1,325,661
Pool # AY2392, 4.25%, 11/20/2047	3,120,994	3,014,686
Pool # BE4662, 4.00%, 12/20/2047	10,648,479	10,274,863
Pool # BB8795, 4.00%, 1/20/2048	1,984,488	1,882,356
Pool # AY2395, 4.25%, 1/20/2048	1,982,307	1,918,444
Pool # AY2404, 4.25%, 5/20/2048	2,996,188	2,897,797
Pool # BG6360, 5.00%, 5/20/2048	1,765,524	1,815,839
Pool # BF2645, 5.50%, 5/20/2048	315,386	323,124
Pool # AY2405, 4.25%, 6/20/2048	3,730,526	3,610,325
Pool # BD0531, 5.00%, 6/20/2048	502,769	508,832
Pool # BD0532, 5.00%, 6/20/2048	487,423	487,833
Pool # BF2971, 5.00%, 6/20/2048	825,343	831,368
Pool # AY2407, 4.25%, 7/20/2048	1,454,516	1,406,751
Pool # AY2408, 4.50%, 7/20/2048	666,023	655,334
Pool # BG7397, 4.50%, 7/20/2048	741,915	735,108
Pool # BF3017, 5.00%, 7/20/2048	799,768	808,194
Pool # AY2409, 4.25%, 8/20/2048	1,316,195	1,271,346
Pool # AY2410, 4.50%, 8/20/2048	780,781	768,250
Pool # BD0550, 5.00%, 8/20/2048	643,541	650,148
Pool # BG7389, 5.00%, 8/20/2048	861,644	870,691
Pool # BG7391, 5.00%, 8/20/2048	649,057	660,724
Pool # AY2412, 4.50%, 9/20/2048	3,822,237	3,760,894
Pool # 784626, 4.50%, 10/20/2048	445,204	438,468
Pool # BI4488, 4.50%, 11/20/2048	680,176	670,310
Pool # BK2585, 5.00%, 11/20/2048	333,193	339,467
Pool # BK2586, 5.00%, 11/20/2048	395,730	401,178
Pool # BI6431, 4.50%, 12/20/2048	1,037,347	1,031,828
Pool # BI6669, 4.50%, 12/20/2048	938,751	936,953
Pool # BH3133, 5.00%, 12/20/2048	1,688,223	1,695,461
Pool # BJ7083, 5.00%, 12/20/2048	142,063	143,441
Pool # BJ7084, 5.00%, 12/20/2048	879,278	896,234
Pool # BK7169, 5.00%, 12/20/2048	683,531	691,884
Pool # BJ1334, 5.00%, 1/20/2049	1,583,727	1,590,364

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BJ9641, 5.00%, 1/20/2049	1,007,130	1,037,801
Pool # BJ9642, 5.00%, 1/20/2049	902,280	931,313
Pool # BJ9824, 4.50%, 2/20/2049	1,851,319	1,821,616
Pool # BJ9825, 4.50%, 2/20/2049	801,726	788,863
Pool # BK7188, 4.50%, 2/20/2049	882,491	873,573
Pool # BJ9630, 5.00%, 2/20/2049	305,659	309,015
Pool # BJ9633, 5.00%, 2/20/2049	496,766	501,984
Pool # BK7189, 5.00%, 2/20/2049	962,759	978,337
Pool # BK7198, 4.50%, 3/20/2049	696,625	682,436
Pool # BL6765, 5.50%, 5/20/2049	1,259,329	1,291,065
Pool # BN0907, 4.50%, 6/20/2049	710,868	699,462
Pool # BN1498, 5.00%, 6/20/2049	990,444	996,826
Pool # BN1499, 5.00%, 6/20/2049	1,793,229	1,806,301
Pool # BN1500, 5.50%, 6/20/2049	547,879	557,472
Pool # BN2627, 4.00%, 7/20/2049	1,733,345	1,652,707
Pool # BN2628, 4.00%, 7/20/2049	1,822,225	1,736,327
Pool # BO0521, 4.00%, 7/20/2049	314,584	302,282
Pool # BM9692, 4.50%, 7/20/2049	526,140	516,261
Pool # BN0879, 5.00%, 7/20/2049	310,693	315,065
Pool # BO3160, 5.00%, 7/20/2049	667,500	683,206
Pool # BP4237, 5.00%, 7/20/2049	681,117	695,235
Pool # BP4238, 5.00%, 7/20/2049	219,605	226,289
Pool # BP4240, 5.00%, 7/20/2049	642,974	664,071
Pool # BP4241, 5.00%, 7/20/2049	814,485	842,447
Pool # BP4242, 5.00%, 7/20/2049	320,627	334,181
Pool # BL9354, 4.00%, 8/20/2049	1,173,518	1,117,541
Pool # BM2327, 4.00%, 8/20/2049	522,031	489,758
Pool # BM2418, 4.00%, 8/20/2049	1,012,219	978,261
Pool # BN0884, 4.00%, 8/20/2049	303,183	289,084
Pool # BN0889, 4.50%, 8/20/2049	208,650	205,303
Pool # BN7048, 4.50%, 8/20/2049	2,101,913	2,067,864
Pool # BN7049, 4.50%, 8/20/2049	2,943,440	2,917,118
Pool # BN0890, 5.00%, 8/20/2049	256,416	261,097
Pool # BN0891, 5.00%, 8/20/2049	343,651	348,488
Pool # BN0893, 5.00%, 8/20/2049	368,259	373,441
Pool # BO3257, 5.00%, 8/20/2049	568,075	579,914
Pool # BP4290, 5.00%, 8/20/2049	536,281	541,914
Pool # BP4291, 5.00%, 8/20/2049	453,526	458,290
Pool # BP4292, 5.00%, 8/20/2049	1,420,614	1,442,245
Pool # BP4293, 5.00%, 8/20/2049	1,328,388	1,350,486
Pool # BP4294, 5.00%, 8/20/2049	643,595	660,081
Pool # BN0896, 4.00%, 9/20/2049	1,156,169	1,100,248
Pool # BI0930, 4.50%, 9/20/2049	1,464,934	1,489,379
Pool # BM9714, 4.50%, 9/20/2049	120,154	120,712
Pool # 784810, 5.00%, 9/20/2049	3,000,010	3,002,541
Pool # AC2995, 5.00%, 9/20/2049	1,788,294	1,844,315
Pool # BP2853, 5.00%, 9/20/2049	850,358	862,325
Pool # BP8644, 5.00%, 9/20/2049	1,013,067	1,027,322
Pool # BP8645, 5.00%, 9/20/2049	516,860	524,134

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ3138, 4.00%, 10/20/2049	713,765	680,119
Pool # AC2994, 4.50%, 10/20/2049	473,516	474,386
Pool # BQ9513, 3.50%, 11/20/2049	999,058	927,135
Pool # BQ3791, 4.00%, 11/20/2049	1,169,826	1,109,616
Pool # BR2638, 4.00%, 11/20/2049	268,788	256,283
Pool # 784847, 4.50%, 11/20/2049	2,904,480	2,841,733
Pool # BP2896, 4.50%, 11/20/2049	1,256,022	1,241,299
Pool # BP7772, 4.50%, 11/20/2049	315,402	317,742
Pool # BP8665, 4.50%, 11/20/2049	487,258	479,441
Pool # BP8666, 4.50%, 11/20/2049	1,162,510	1,143,858
Pool # BP8667, 5.00%, 11/20/2049	585,783	594,027
Pool # BP8668, 5.00%, 11/20/2049	349,113	354,026
Pool # BR1542, 5.00%, 11/20/2049	763,957	769,736
Pool # BP8669, 5.50%, 11/20/2049	229,691	235,521
Pool # BP7668, 3.50%, 12/20/2049	5,076,268	4,726,527
Pool # BP7795, 3.50%, 12/20/2049	1,526,642	1,417,739
Pool # BP8670, 3.50%, 12/20/2049	649,345	600,797
Pool # BL9372, 4.00%, 12/20/2049	585,352	555,770
Pool # BP5516, 4.00%, 12/20/2049	596,823	578,400
Pool # BP8672, 4.00%, 12/20/2049	550,255	524,996
Pool # BP8673, 4.00%, 12/20/2049	728,314	694,436
Pool # BP8674, 4.00%, 12/20/2049	920,214	876,268
Pool # BQ3790, 4.00%, 12/20/2049	3,382,808	3,187,797
Pool # BJ9866, 4.50%, 12/20/2049	2,294,416	2,257,599
Pool # BL9374, 4.50%, 12/20/2049	135,725	137,005
Pool # BP8676, 4.50%, 12/20/2049	505,754	497,639
Pool # BP8677, 4.50%, 12/20/2049	1,421,128	1,398,326
Pool # BP8678, 5.00%, 12/20/2049	948,665	962,015
Pool # BP8679, 5.50%, 12/20/2049	742,403	758,379
Pool # BP8021, 3.50%, 1/20/2050	1,462,878	1,384,539
Pool # BP8681, 3.50%, 1/20/2050	1,178,522	1,080,978
Pool # BL9379, 4.00%, 1/20/2050	2,164,986	2,053,620
Pool # BP8682, 4.00%, 1/20/2050	1,022,995	976,065
Pool # BP8683, 4.00%, 1/20/2050	856,299	816,482
Pool # BT0281, 4.00%, 1/20/2050	2,863,872	2,810,290
Pool # BP8688, 4.50%, 1/20/2050	1,649,471	1,623,014
Pool # BR0539, 4.50%, 1/20/2050	1,520,811	1,502,988
Pool # BP8020, 3.50%, 2/20/2050	685,767	649,551
Pool # BP8022, 3.50%, 2/20/2050	1,085,021	1,021,016
Pool # BQ1338, 4.00%, 2/20/2050	2,536,420	2,405,951
Pool # BQ7054, 4.00%, 2/20/2050	1,807,468	1,722,296
Pool # BQ7057, 4.25%, 2/20/2050	807,731	771,940
Pool # BS8384, 5.00%, 2/20/2050	1,087,153	1,106,948
Pool # BS8400, 3.00%, 3/20/2050	4,175,542	3,768,577
Pool # BT0397, 3.00%, 3/20/2050	514,944	464,756
Pool # BQ4110, 3.50%, 3/20/2050	4,459,161	4,249,864
Pool # BS5879, 3.50%, 3/20/2050	936,536	865,955
Pool # BS8411, 3.50%, 3/20/2050	2,669,908	2,462,093
Pool # BT0399, 3.50%, 3/20/2050	947,599	869,153

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BT3628, 3.50%, 3/20/2050	1,666,998	1,597,821
Pool # BT3629, 3.50%, 3/20/2050	712,220	678,790
Pool # BT8043, 3.50%, 3/20/2050	1,114,970	1,039,349
Pool # BT8044, 3.50%, 3/20/2050	2,614,228	2,430,095
Pool # BT8045, 3.50%, 3/20/2050	3,368,165	3,116,409
Pool # BT8046, 3.50%, 3/20/2050	3,961,213	3,669,630
Pool # BT8047, 3.50%, 3/20/2050	2,801,811	2,640,871
Pool # BT8048, 3.50%, 3/20/2050	2,849,337	2,718,231
Pool # BS5873, 4.00%, 3/20/2050	434,649	412,693
Pool # BS5874, 4.00%, 3/20/2050	2,062,677	1,962,943
Pool # BQ7064, 3.50%, 4/20/2050	578,200	534,269
Pool # BT3736, 3.50%, 4/20/2050	1,580,495	1,461,386
Pool # BU3072, 5.00%, 4/20/2050	684,876	706,445
Pool # BQ4098, 3.00%, 5/20/2050	5,482,415	4,954,869
Pool # BR3899, 3.00%, 5/20/2050	747,896	675,004
Pool # BT4019, 3.00%, 5/20/2050	3,156,173	2,848,581
Pool # BQ7069, 3.25%, 5/20/2050	1,456,035	1,324,779
Pool # BQ7083, 3.25%, 5/20/2050	144,322	130,934
Pool # BS7609, 3.50%, 5/20/2050	2,599,931	2,384,723
Pool # BT3843, 3.50%, 5/20/2050	1,384,908	1,293,922
Pool # BV2935, 4.50%, 5/20/2050	560,219	570,949
Pool # BV6609, 4.50%, 5/20/2050	196,484	198,427
Pool # BV6631, 4.50%, 5/20/2050	1,180,066	1,183,815
Pool # BV6670, 4.50%, 5/20/2050	391,115	392,569
Pool # MA6661, 5.50%, 5/20/2050	65,887	67,950
Pool # BT4096, 3.00%, 6/20/2050	4,020,148	3,608,443
Pool # BU7682, 3.00%, 6/20/2050	3,251,710	2,966,959
Pool # BQ7084, 3.25%, 6/20/2050	2,045,787	1,861,353
Pool # BV8680, 3.50%, 6/20/2050	1,320,143	1,221,496
Pool # BV8683, 3.50%, 6/20/2050	834,362	771,487
Pool # BV8684, 3.50%, 6/20/2050	1,329,533	1,228,525
Pool # BV8685, 3.50%, 6/20/2050	1,195,686	1,096,714
Pool # BQ7086, 4.00%, 6/20/2050	2,190,191	2,085,632
Pool # BQ7092, 4.00%, 6/20/2050	1,749,268	1,677,836
Pool # BR3901, 4.00%, 6/20/2050	746,981	708,554
Pool # BT4070, 4.00%, 6/20/2050	488,998	473,309
Pool # BV8688, 4.00%, 6/20/2050	1,233,571	1,173,922
Pool # BQ7087, 4.25%, 6/20/2050	561,734	543,643
Pool # BV2372, 4.50%, 6/20/2050	934,185	923,237
Pool # BV6632, 4.50%, 6/20/2050	1,960,030	1,976,996
Pool # BQ7088, 5.00%, 6/20/2050	764,260	770,300
Pool # BV8696, 3.00%, 7/20/2050	2,492,718	2,249,792
Pool # BV8711, 3.00%, 7/20/2050	2,687,872	2,425,927
Pool # BV8727, 3.00%, 7/20/2050	1,454,721	1,320,189
Pool # BW0561, 3.00%, 7/20/2050	1,071,804	952,101
Pool # BQ7085, 3.25%, 7/20/2050	3,957,767	3,600,955
Pool # BV8699, 3.50%, 7/20/2050	1,595,561	1,476,336
Pool # BV8700, 3.50%, 7/20/2050	1,297,974	1,190,550
Pool # BV8716, 3.50%, 7/20/2050	1,847,182	1,694,277

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ7097, 4.00%, 7/20/2050	2,797,511	2,658,775
Pool # BU7564, 4.00%, 7/20/2050	1,836,993	1,742,492
Pool # BV8702, 4.00%, 7/20/2050	670,040	638,054
Pool # BW5975, 4.00%, 7/20/2050	538,692	510,979
Pool # BW5994, 4.00%, 7/20/2050	719,121	704,114
Pool # BV2395, 4.50%, 7/20/2050	1,097,632	1,091,166
Pool # BV8722, 2.50%, 8/20/2050	2,535,127	2,192,534
Pool # BV8726, 3.00%, 8/20/2050	630,968	569,485
Pool # BX4922, 3.00%, 8/20/2050	163,858	147,952
Pool # BX4923, 3.00%, 8/20/2050	2,082,045	1,879,163
Pool # BW1746, 3.25%, 8/20/2050	3,165,400	2,880,031
Pool # BR3911, 3.50%, 8/20/2050	3,269,988	2,999,297
Pool # BV2402, 3.50%, 8/20/2050	4,545,206	4,168,964
Pool # BX4927, 3.50%, 8/20/2050	538,519	497,614
Pool # BX4928, 3.50%, 8/20/2050	1,602,081	1,469,486
Pool # BX4939, 3.50%, 8/20/2050	2,257,181	2,087,076
Pool # BW1747, 4.00%, 8/20/2050	577,304	548,675
Pool # BW7383, 4.00%, 8/20/2050	2,935,115	2,820,919
Pool # BX6092, 4.00%, 8/20/2050	2,119,761	2,037,287
Pool # BX6093, 4.00%, 8/20/2050	4,723,720	4,498,227
Pool # BW0559, 4.50%, 8/20/2050	612,811	600,339
Pool # BW7033, 4.50%, 8/20/2050	305,011	301,436
Pool # BZ1653, 3.00%, 9/20/2050	292,892	264,736
Pool # BW1757, 3.25%, 9/20/2050	3,189,716	2,902,161
Pool # BR3917, 3.50%, 9/20/2050	6,691,247	6,137,335
Pool # BU7559, 3.50%, 9/20/2050	4,655,959	4,270,510
Pool # BW1718, 3.50%, 9/20/2050	2,928,249	2,703,933
Pool # BW1758, 3.50%, 9/20/2050	1,780,199	1,644,925
Pool # BX4956, 3.50%, 9/20/2050	1,916,106	1,772,897
Pool # BY3407, 3.50%, 9/20/2050	2,635,398	2,438,420
Pool # BY3408, 3.50%, 9/20/2050	864,261	799,128
Pool # BY3432, 3.50%, 9/20/2050	2,687,317	2,464,866
Pool # BR3918, 4.00%, 9/20/2050	520,439	493,669
Pool # BW1759, 4.00%, 9/20/2050	1,293,137	1,230,602
Pool # BX3717, 4.00%, 9/20/2050	581,014	553,851
Pool # BX3718, 4.00%, 9/20/2050	625,043	595,088
Pool # BW7043, 4.50%, 9/20/2050	956,977	945,761
Pool # BW1760, 4.75%, 9/20/2050	967,395	961,990
Pool # BX4971, 2.50%, 10/20/2050	1,203,863	1,041,896
Pool # BY6410, 2.50%, 10/20/2050	886,921	767,039
Pool # BW1771, 3.00%, 10/20/2050	1,276,655	1,152,216
Pool # BW1772, 3.25%, 10/20/2050	1,268,739	1,154,349
Pool # BU7550, 3.50%, 10/20/2050	5,241,732	4,807,798
Pool # BW1773, 3.50%, 10/20/2050	1,186,829	1,097,373
Pool # BY6416, 3.50%, 10/20/2050	1,458,085	1,349,108
Pool # BZ1658, 3.50%, 10/20/2050	594,720	550,272
Pool # BY6421, 4.00%, 10/20/2050	778,913	738,842
Pool # BZ1662, 4.00%, 10/20/2050	736,485	700,427
Pool # BW1774, 4.25%, 10/20/2050	990,894	957,148

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BY6440, 2.50%, 11/20/2050	1,753,150	1,517,327
Pool # BY6441, 2.50%, 11/20/2050	1,684,333	1,455,167
Pool # BY6443, 2.50%, 11/20/2050	1,592,143	1,372,313
Pool # BY6445, 2.50%, 11/20/2050	1,911,931	1,653,540
Pool # BY6447, 3.00%, 11/20/2050	2,612,417	2,361,084
Pool # BZ2574, 3.00%, 11/20/2050	747,912	675,008
Pool # BZ3559, 3.00%, 11/20/2050	711,338	642,000
Pool # BZ2575, 3.25%, 11/20/2050	2,555,633	2,325,216
Pool # BY6453, 3.50%, 11/20/2050	737,797	684,020
Pool # BY6454, 3.50%, 11/20/2050	1,595,229	1,476,975
Pool # BY6455, 3.50%, 11/20/2050	1,251,428	1,157,900
Pool # BY6456, 3.50%, 11/20/2050	632,334	590,617
Pool # BZ1771, 3.50%, 11/20/2050	1,556,751	1,427,905
Pool # BZ3527, 3.50%, 11/20/2050	4,135,016	3,818,276
Pool # BZ3560, 3.50%, 11/20/2050	824,954	756,662
Pool # BY5559, 4.00%, 11/20/2050	3,308,940	3,138,699
Pool # BY6457, 4.00%, 11/20/2050	518,931	496,812
Pool # BY6458, 4.00%, 11/20/2050	485,485	462,399
Pool # BZ2576, 4.00%, 11/20/2050	2,461,266	2,339,207
Pool # BY7851, 4.50%, 11/20/2050	1,390,669	1,374,370
Pool # BZ1779, 4.50%, 11/20/2050	722,896	710,854
Pool # BS8546, 2.50%, 12/20/2050	4,505,975	3,874,691
Pool # BZ8499, 2.50%, 12/20/2050	1,423,360	1,234,958
Pool # BZ8500, 2.50%, 12/20/2050	1,645,064	1,425,787
Pool # BZ8501, 2.50%, 12/20/2050	1,910,704	1,653,645
Pool # BZ8505, 2.50%, 12/20/2050	977,135	844,200
Pool # BZ8507, 2.50%, 12/20/2050	2,453,814	2,122,131
Pool # BZ2590, 3.25%, 12/20/2050	2,121,998	1,930,682
Pool # BZ2591, 3.50%, 12/20/2050	908,266	840,928
Pool # BZ2592, 3.50%, 12/20/2050	1,199,143	1,108,760
Pool # BZ8515, 3.50%, 12/20/2050	1,410,038	1,305,536
Pool # BZ8516, 3.50%, 12/20/2050	579,406	536,104
Pool # BZ1775, 4.00%, 12/20/2050	1,350,419	1,286,779
Pool # BZ6501, 4.00%, 12/20/2050	3,361,705	3,188,746
Pool # BZ8495, 4.00%, 12/20/2050	1,090,601	1,034,496
Pool # BY7873, 4.50%, 12/20/2050	842,418	832,545
Pool # CB4508, 5.00%, 12/20/2050	511,531	518,738
Pool # BZ8530, 2.50%, 1/20/2051	937,204	805,931
Pool # CB4502, 3.00%, 1/20/2051	1,152,299	1,040,045
Pool # CB4503, 3.00%, 1/20/2051	1,063,334	959,739
Pool # BZ2606, 3.25%, 1/20/2051	1,725,082	1,569,620
Pool # 785294, 3.50%, 1/20/2051	8,847,316	8,006,068
Pool # BY7890, 3.50%, 1/20/2051	8,612,230	7,899,698
Pool # BZ8541, 3.50%, 1/20/2051	743,864	687,377
Pool # BZ8542, 3.50%, 1/20/2051	435,284	398,294
Pool # CB1505, 3.50%, 1/20/2051	9,382,489	8,642,431
Pool # CB4504, 3.50%, 1/20/2051	1,345,651	1,245,121
Pool # BZ2614, 4.00%, 1/20/2051	499,067	473,409
Pool # BZ8544, 4.00%, 1/20/2051	667,097	636,920

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2357, 4.00%, 1/20/2051	1,097,454	1,061,525
Pool # CB4506, 4.00%, 1/20/2051	1,000,853	975,462
Pool # CB1543, 3.00%, 2/20/2051	5,033,124	4,542,781
Pool # CB3225, 3.25%, 2/20/2051	764,295	695,418
Pool # CA9001, 3.50%, 2/20/2051	6,403,717	5,873,895
Pool # CB3226, 3.50%, 2/20/2051	662,362	611,133
Pool # CB4521, 3.50%, 2/20/2051	1,091,332	1,017,218
Pool # CB4522, 3.50%, 2/20/2051	809,866	767,871
Pool # CB4524, 4.00%, 2/20/2051	1,047,493	998,413
Pool # CA8994, 4.50%, 2/20/2051	1,097,121	1,084,284
Pool # CB4433, 3.00%, 3/20/2051	2,906,725	2,582,244
Pool # CB3240, 3.25%, 3/20/2051	905,367	820,553
Pool # CB3242, 3.50%, 3/20/2051	1,658,650	1,527,803
Pool # CB4538, 3.50%, 3/20/2051	973,410	897,759
Pool # CB3253, 3.25%, 4/20/2051	933,528	849,398
Pool # CB3254, 3.50%, 4/20/2051	1,502,437	1,391,111
Pool # CB3255, 3.50%, 4/20/2051	1,484,348	1,368,970
Pool # CB3256, 3.50%, 4/20/2051	2,290,046	2,109,386
Pool # CC9816, 3.00%, 5/20/2051	2,100,334	1,908,724
Pool # CD0432, 3.50%, 5/20/2051	1,547,481	1,427,793
Pool # CD0433, 3.50%, 5/20/2051	1,719,728	1,586,055
Pool # CD0434, 3.50%, 5/20/2051	1,888,061	1,739,114
Pool # CC9825, 2.50%, 6/20/2051	1,530,387	1,324,516
Pool # CC9826, 2.50%, 6/20/2051	1,862,776	1,609,319
Pool # CC9831, 3.00%, 6/20/2051	1,502,636	1,356,281
Pool # CD0442, 3.50%, 6/20/2051	1,572,002	1,450,413
Pool # CD0443, 3.50%, 6/20/2051	1,318,497	1,219,983
Pool # CD0444, 3.50%, 6/20/2051	924,001	851,464
Pool # CC9835, 4.00%, 6/20/2051	856,011	817,947
Pool # CC9836, 4.00%, 6/20/2051	727,783	694,299
Pool # CC9837, 4.00%, 6/20/2051	758,762	720,463
Pool # CD0454, 3.50%, 7/20/2051	2,023,915	1,856,445
Pool # CE9918, 3.50%, 7/20/2051	1,756,438	1,619,930
Pool # CE9919, 3.50%, 7/20/2051	851,923	785,382
Pool # CE9920, 3.50%, 7/20/2051	589,647	546,778
Pool # CE9923, 4.00%, 7/20/2051	954,702	907,832
Pool # CE9932, 3.00%, 8/20/2051	1,811,041	1,643,745
Pool # CD0461, 3.50%, 8/20/2051	946,562	875,839
Pool # CE9935, 3.50%, 8/20/2051	879,687	811,329
Pool # CE9936, 3.50%, 8/20/2051	1,028,758	948,402
Pool # CE9937, 3.50%, 8/20/2051	596,922	553,899
Pool # CE9939, 4.00%, 8/20/2051	538,785	513,166
Pool # CD0469, 3.50%, 9/20/2051	1,692,124	1,561,509
Pool # CG4129, 3.50%, 9/20/2051	2,345,006	2,162,320
Pool # CG4130, 3.50%, 9/20/2051	2,584,636	2,372,306
Pool # CH0092, 3.50%, 9/20/2051	4,983,617	4,575,198
Pool # 786522, 3.50%, 10/20/2051	17,117,914	15,638,248
Pool # CD0476, 3.50%, 10/20/2051	1,052,639	970,813
Pool # CD0477, 3.50%, 10/20/2051	1,630,036	1,501,437

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CH0834, 3.50%, 10/20/2051	683,606	630,736
Pool # CH0835, 3.50%, 10/20/2051	922,266	850,586
Pool # CH0836, 3.50%, 10/20/2051	1,167,914	1,076,693
Pool # CH0837, 3.50%, 10/20/2051	787,920	726,072
Pool # CH0838, 3.50%, 10/20/2051	902,819	828,115
Pool # CH1339, 3.50%, 10/20/2051	2,689,777	2,536,164
Pool # CH2907, 3.50%, 10/20/2051	3,932,755	3,670,493
Pool # CH0840, 4.00%, 10/20/2051	1,169,908	1,116,079
Pool # CH0841, 4.00%, 10/20/2051	1,187,333	1,127,665
Pool # CH0848, 3.00%, 11/20/2051	1,292,694	1,168,352
Pool # CH0849, 3.00%, 11/20/2051	2,335,205	2,107,736
Pool # CH0850, 3.00%, 11/20/2051	1,558,337	1,406,507
Pool # CH0851, 3.00%, 11/20/2051	1,297,188	1,170,815
Pool # CH0852, 3.00%, 11/20/2051	2,171,226	1,973,111
Pool # CI0076, 3.00%, 11/20/2051	906,363	818,052
Pool # 787205, 3.50%, 11/20/2051	13,193,740	12,171,814
Pool # CI0077, 3.50%, 11/20/2051	704,013	649,558
Pool # CI0078, 3.50%, 11/20/2051	1,675,025	1,542,882
Pool # CI9257, 3.50%, 11/20/2051	3,701,241	3,394,979
Pool # CH0860, 3.00%, 12/20/2051	602,527	544,759
Pool # CH0861, 3.00%, 12/20/2051	2,474,381	2,233,300
Pool # CH0862, 3.00%, 12/20/2051	1,307,778	1,180,372
Pool # CH0864, 3.00%, 12/20/2051	1,214,975	1,096,601
Pool # CH0868, 3.50%, 12/20/2051	1,454,750	1,340,584
Pool # CH7863, 3.50%, 12/20/2051	2,184,407	2,014,456
Pool # CH0871, 4.00%, 12/20/2051	915,488	871,953
Pool # CI0090, 2.50%, 1/20/2052	1,023,039	886,335
Pool # CI0092, 3.00%, 1/20/2052	1,474,909	1,331,139
Pool # CJ3916, 3.00%, 1/20/2052	7,829,654	7,235,916
Pool # CK4908, 3.00%, 1/20/2052	2,853,432	2,575,325
Pool # CK4909, 3.00%, 1/20/2052	1,902,298	1,716,874
Pool # CK4916, 3.00%, 1/20/2052	3,766,242	3,399,136
Pool # CI0093, 3.50%, 1/20/2052	1,051,214	969,425
Pool # CI0094, 3.50%, 1/20/2052	2,149,830	1,971,757
Pool # CK1583, 3.50%, 1/20/2052	3,273,274	3,018,609
Pool # CK4918, 3.50%, 1/20/2052	1,260,908	1,162,818
Pool # CK7137, 4.00%, 1/20/2052	7,054,088	6,604,690
Pool # CK2667, 3.00%, 2/20/2052	5,159,376	4,656,478
Pool # CM2170, 3.00%, 3/20/2052	8,334,397	7,506,304
Pool # CI0110, 3.50%, 3/20/2052	1,239,345	1,136,695
Pool # CL1777, 3.50%, 3/20/2052	2,441,578	2,261,080
Pool # CL1778, 3.50%, 3/20/2052	1,385,742	1,277,382
Pool # CL1827, 3.50%, 3/20/2052	5,572,161	5,138,627
Pool # CL1828, 3.50%, 3/20/2052	6,409,863	5,906,203
Pool # CL1829, 3.50%, 3/20/2052	3,183,834	2,920,126
Pool # CM1692, 3.50%, 3/20/2052	5,108,364	4,622,619
Pool # CM2218, 3.50%, 3/20/2052	1,755,573	1,618,981
Pool # CM2221, 3.50%, 3/20/2052	4,294,841	3,980,275
Pool # CI0111, 4.00%, 3/20/2052	1,199,689	1,137,906

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 788236, 4.50%, 3/20/2052	13,400,673	13,170,503
Pool # 787010, 3.50%, 4/20/2052	18,003,413	16,645,787
Pool # CN3435, 4.50%, 4/20/2052	938,396	921,005
Pool # CN3436, 4.50%, 4/20/2052	5,048,253	4,939,088
Pool # CO4826, 5.00%, 6/20/2052	4,331,562	4,335,232
Pool # CO5339, 5.00%, 6/20/2052	4,145,450	4,151,516
Pool # MA8148, 3.00%, 7/20/2052	7,357,164	6,640,028
Pool # MA8263, 2.00%, 9/20/2052	12,838,870	10,717,938
Pool # MA8342, 2.00%, 10/20/2052	2,158,820	1,799,880
Pool # MA8343, 2.50%, 10/20/2052	12,046,823	10,470,800
Pool # MA8422, 2.00%, 11/20/2052	2,766,780	2,307,357
Pool # MA8423, 2.50%, 11/20/2052	10,625,821	9,240,641
Pool # MA8563, 2.00%, 1/20/2053	2,010,653	1,685,935
Pool # MA8564, 2.50%, 1/20/2053	40,023,828	34,796,425
Pool # CQ8079, 5.50%, 1/20/2053	1,736,471	1,771,724
Pool # CS4546, 5.00%, 2/20/2053	1,705,462	1,713,725
Pool # CR2499, 5.50%, 2/20/2053	2,805,758	2,852,374
Pool # CS4547, 5.50%, 2/20/2053	797,400	813,587
Pool # MA8720, 2.50%, 3/20/2053	1,108,016	966,131
Pool # MA8721, 3.00%, 3/20/2053	11,979,295	10,851,343
Pool # CS4560, 5.50%, 3/20/2053	2,208,067	2,252,893
Pool # CS4561, 6.00%, 3/20/2053	769,840	794,510
Pool # MA8795, 2.50%, 4/20/2053	1,815,831	1,580,408
Pool # 786842, 4.00%, 4/20/2053	14,445,902	13,549,824
Pool # CM6940, 5.50%, 4/20/2053	3,473,046	3,530,751
Pool # CS4573, 5.50%, 4/20/2053	801,260	817,527
Pool # CT3981, 5.50%, 4/20/2053	971,372	992,286
Pool # CT3982, 5.50%, 4/20/2053	880,652	899,072
Pool # CT3983, 5.50%, 4/20/2053	1,130,673	1,149,459
Pool # MA8873, 2.50%, 5/20/2053	18,757,167	16,309,960
Pool # CS4586, 5.50%, 5/20/2053	2,212,385	2,257,297
Pool # CU6671, 5.50%, 6/20/2053	2,525,406	2,576,677
Pool # MA9011, 2.50%, 7/20/2053	8,903,231	7,744,370
Pool # CU6685, 5.50%, 7/20/2053	1,599,359	1,631,828
Pool # CV6856, 5.50%, 7/20/2053	1,203,413	1,223,409
Pool # CU6686, 6.00%, 7/20/2053	1,831,164	1,889,847
Pool # CU6687, 6.50%, 7/20/2053	3,026,504	3,165,849
Pool # CV0173, 6.50%, 7/20/2053	1,427,558	1,504,983
Pool # MA9102, 3.50%, 8/20/2053	8,224,185	7,575,399
Pool # CU6696, 6.00%, 8/20/2053	1,176,503	1,214,205
Pool # CU6697, 6.50%, 8/20/2053	2,123,724	2,221,506
Pool # CU6708, 5.50%, 9/20/2053	1,424,696	1,453,620
Pool # MA9299, 2.50%, 10/20/2053	3,959,042	3,444,998
Pool # MA9419, 3.50%, 1/20/2054	3,131,125	2,916,292
Pool # MA9483, 3.00%, 2/20/2054	12,079,208	10,977,987
Pool # MA9484, 3.50%, 2/20/2054	2,499,505	2,295,685
Pool # CX5712, 6.50%, 2/20/2054	3,410,508	3,592,517
Pool # CX5713, 7.00%, 2/20/2054	4,236,415	4,478,941
Pool # DC4164, 4.50%, 5/20/2054	9,046,925	8,668,023

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9719, 2.50%, 6/20/2054	3,337,345	2,904,491
Pool # MA9774, 3.00%, 7/20/2054	10,813,332	9,813,093
Pool # DA2547, 6.50%, 7/20/2054	1,030,681	1,073,772
Pool # DD0108, 6.50%, 7/20/2054	4,251,923	4,478,863
Pool # DA2550, 7.00%, 7/20/2054	1,753,846	1,820,764
Pool # DD0109, 7.00%, 7/20/2054	1,264,812	1,337,223
Pool # MA9846, 3.00%, 8/20/2054	5,415,591	4,910,160
Pool # DD0096, 6.50%, 8/20/2054	3,893,182	4,100,977
Pool # DD0094, 7.00%, 8/20/2054	4,447,075	4,701,672
Pool # DE2909, 6.00%, 9/20/2054	1,450,876	1,507,136
Pool # DD0079, 7.00%, 9/20/2054	3,459,220	3,657,261
Pool # DD0080, 7.50%, 9/20/2054	2,453,673	2,615,882
Pool # DC3332, 6.50%, 11/20/2054	3,375,147	3,563,532
Pool # DF2930, 7.50%, 12/20/2054	3,514,818	3,747,183
Pool # DI1018, 6.00%, 7/20/2055	3,215,481	3,311,657
Pool # DJ6140, 6.50%, 7/20/2055	1,630,068	1,717,076
Pool # DL3308, 6.50%, 8/20/2055	1,994,514	2,079,054
Pool # DL8783, 6.50%, 8/20/2055	4,488,140	4,678,375
Pool # DL2983, 6.00%, 9/20/2055	2,534,574	2,631,321
Pool # DM2061, 6.00%, 9/20/2055	5,068,214	5,168,639
Pool # DL2982, 6.50%, 9/20/2055	6,677,969	7,058,876
Pool # DM6293, 6.50%, 9/20/2055	5,218,537	5,484,340
Pool # DM2069, 6.00%, 10/20/2055	1,050,338	1,085,288
Pool # DN6001, 6.50%, 10/20/2055	4,994,535	5,285,530
Pool # DM2075, 5.50%, 11/20/2055	6,114,339	6,216,902
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	461,133	456,630
Pool # AH5895, 4.00%, 6/20/2034	164,587	163,106
Pool # 4285, 6.00%, 11/20/2038	14,126	14,295
Pool # BO1377, 3.75%, 2/20/2040	708,284	688,453
Pool # BO1378, 4.00%, 1/20/2041	899,989	884,366
Pool # CD7341, 3.50%, 7/20/2047	3,256,372	2,995,504
Pool # BS0536, 3.00%, 3/20/2048	2,232,008	2,004,087
Pool # BS0538, 4.00%, 12/20/2048	381,098	363,405
Pool # BS0539, 4.50%, 1/20/2049	264,559	259,338
Pool # MA6145, 3.50%, 9/20/2049	344,105	311,640
Pool # CE3912, 5.00%, 9/20/2049	3,639,644	3,643,750
Pool # BS0537, 3.50%, 12/20/2049	708,829	648,526
Pool # CI8475, 5.00%, 5/20/2050	4,953,293	4,977,368
Pool # CX4040, 5.00%, 7/20/2063	618,133	615,800
Pool # CX7714, 5.00%, 9/20/2063	232,670	231,792
Pool # CX4106, 5.00%, 10/20/2063	170,631	169,987
Pool # CX4111, 5.00%, 10/20/2063	185,776	185,075
Pool # CX7719, 5.00%, 10/20/2063	1,002,508	998,726
Pool # CY0098, 5.00%, 10/20/2063	1,085,831	1,081,735
Pool # CY0134, 5.00%, 10/20/2063	1,279,000	1,274,174
Pool # 787496, 6.00%, 7/20/2064	4,768,166	4,865,612
Pool # 785863, 3.10%, 12/20/2071 (a)	12,014,833	10,952,174

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,185,859	2,905,064
Pool # 786556, 4.65%, 1/20/2073 (a)	7,296,079	7,208,577
Total Mortgage-Backed Securities (Cost $3,750,143,773)		3,646,437,426
Collateralized Mortgage Obligations — 13.9%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,717,478	1,677,342
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7,114	6,992
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	251,894	258,215
Series 2005-1CB, Class 1A6, IF, IO, 3.03%, 3/25/2035 (a)	152,698	18,811
Series 2005-22T1, Class A2, IF, IO, 1.00%, 6/25/2035 (a)	1,245,598	117,924
Series 2005-20CB, Class 3A8, IF, IO, 0.68%, 7/25/2035 (a)	1,051,299	65,727
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49,581	18,667
Series 2005-37T1, Class A2, IF, IO, 0.98%, 9/25/2035 (a)	2,190,171	187,997
Series 2005-54CB, Class 1A2, IF, IO, 0.78%, 11/25/2035 (a)	1,003,005	67,153
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	168,118	129,524
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	5,635	4,389
Series 2005-57CB, Class 3A2, IF, IO, 1.03%, 12/25/2035 (a)	138,906	13,079
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	87,050	77,880
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	177,452	99,744
Series 2006-7CB, Class 1A2, IF, IO, 1.23%, 5/25/2036 (a)	6,860,079	755,187
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	291,558	140,181
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	504	571
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	12,000,000	12,155,508
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	3,390,000	3,401,212
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (c) (d)	3,580,000	3,604,010
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28,399	8,583
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	20,739	14,879
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	41,083	41,538
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	38,705	5,546
Series 2005-4, Class 30, PO, 8/25/2035	19,594	13,585
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	66,826	61,117
Series 2005-7, Class 30, PO, 11/25/2035	5,965	5,944
Series 2005-8, Class 30, PO, 1/25/2036	25,502	16,877
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (a)	9,265	8,659
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡	788,737	788,737
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 6.38%, 7/25/2033 (a)	33,099	31,964
Series 2003-7, Class 3A, 6.86%, 10/25/2033 (a)	9,423	9,454
Series 2004-1, Class 12A1, 5.27%, 4/25/2034 (a)	89,830	80,262
Series 2004-2, Class 14A, 4.50%, 5/25/2034 (a)	36,284	33,734
Series 2006-1, Class A1, 5.95%, 2/25/2036 (a)	110,274	107,472
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	39,959	46,533
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	4,943,104	4,863,235
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	6,320,411	6,296,182
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	9,472,575	9,355,047

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (c)	9,235,000	9,032,377
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (c)	5,233,824	5,073,132
BVRT LLC Series 2025-1, Class A, 4.19%, 5/10/2033 ‡ (a) (c)	3,655,579	3,554,202
CAFL Issuer LP Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (c) (d)	9,730,000	9,662,237
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300,000	3,191,805
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	2,854	2,214
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540,000	11,661,995
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430,000	5,256,976
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735,000	3,597,058
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915,000	1,868,109
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.00%, 6/25/2035 (a)	53,475	53,628
Series 2007-A1, Class 2A1, 5.89%, 2/25/2037 (a)	15,699	15,116
Series 2007-A1, Class 9A1, 6.31%, 2/25/2037 (a)	58,025	57,495
Series 2007-A1, Class 1A3, 6.47%, 2/25/2037 (a)	105,926	106,376
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (a)	3,009	3,022
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	4,719	3,692
Series 2004-3, Class A26, 5.50%, 4/25/2034	53,692	54,051
Series 2004-HYB1, Class 2A, 5.16%, 5/20/2034 (a)	24,838	23,819
Series 2004-HYB3, Class 2A, 4.64%, 6/20/2034 (a)	88,885	84,234
Series 2004-7, Class 2A1, 5.40%, 6/25/2034 (a)	18,866	17,341
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	130,952	130,418
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	107,789	108,955
Series 2004-HYB6, Class A3, 5.28%, 11/20/2034 (a)	76,820	73,938
Series 2005-16, Class A23, 5.50%, 9/25/2035	50,868	30,838
Series 2005-22, Class 2A1, 4.88%, 11/25/2035 (a)	250,889	206,649
Series 2007-4, Class 1A52, IF, IO, 1.33%, 5/25/2037 (a)	1,328,593	124,643
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	439	437
Series 2003-HYB1, Class A, 6.74%, 9/25/2033 (a)	19,801	19,474
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.67%, 9/25/2033 (a) (c)	25,069	25,039
Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (a)	10,476	10,020
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (a)	26,298	25,890
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	143,804	141,559
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	14	12
Series 2003-1, Class WA2, 6.50%, 6/25/2031	322	322
Series 2003-1, Class 3, PO, 9/25/2033	6,570	4,701
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	6,992	6,743
Series 2005-1, Class 2A1A, 3.45%, 2/25/2035 (a)	73,757	64,342
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	93,667	94,154
Series 2005-5, Class 1A2, 4.37%, 8/25/2035 (a)	208,308	175,619
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	195,417	202,004
Series 2003-AR15, Class 3A1, 6.81%, 6/25/2033 (a)	29,299	30,096
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	31,618	31,788

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	60,688	61,795
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	20,086	20,929
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	55,420	56,814
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	112,716	115,628
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	273,201	39,615
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	226,661	37,947
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (a)	9,760	9,529
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	7,846,411	6,556,422
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	9,881,138	9,254,454
Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,417,958	12,546,959
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,062,471	1,891,310
Series 2018-3, Class MA, 3.50%, 8/25/2057 (a)	12,007,109	11,695,618
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	6,745,268	6,399,995
Series 2018-2, Class M55D, 4.00%, 11/25/2057	8,257,865	7,875,395
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,104,641	1,901,025
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,404,884	2,312,920
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,037,565	4,780,851
Series 2019-4, Class M55D, 4.00%, 2/25/2059	1,895,638	1,791,842
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,451,790	2,868,512
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,236,658	2,953,303
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,836,440	2,731,366
Series 2020-3, Class MTU, 2.50%, 5/25/2060	11,000,529	9,184,155
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,087,378	4,607,639
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048,146	1,389,396
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,135,874	7,598,003
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,613,757	6,695,128
Series 2023-1, Class MT, 3.00%, 10/25/2062	13,042,769	11,104,558
Series 2024-1, Class MT, 3.00%, 11/25/2063	12,124,086	10,380,839
Series 2024-2, Class MT, 3.50%, 5/25/2064	10,725,467	9,493,679
FHLMC, REMIC
Series 1829, Class ZB, 6.50%, 3/15/2026	5	5
Series 1899, Class ZE, 8.00%, 9/15/2026	1,114	1,122
Series 1963, Class Z, 7.50%, 1/15/2027	1,075	1,082
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	185	185
Series 1985, Class PR, IO, 8.00%, 7/15/2027	673	26
Series 2065, Class PX, IO, 0.75%, 8/17/2027	2,779	10
Series 1987, Class PE, 7.50%, 9/15/2027	1,069	1,079
Series 2038, Class PN, IO, 7.00%, 3/15/2028	584	28
Series 2042, Class T, 7.00%, 3/15/2028	350	354
Series 2040, Class PE, 7.50%, 3/15/2028	4,042	4,111
Series 2060, Class Z, 6.50%, 5/15/2028	1,743	1,770
Series 2061, Class DC, IO, 6.50%, 6/15/2028	5,391	242
Series 2075, Class PH, 6.50%, 8/15/2028	14,750	14,996
Series 2086, Class GB, 6.00%, 9/15/2028	1,641	1,669
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	1,213	62
Series 2111, Class SB, IF, IO, 3.24%, 1/15/2029 (a)	5,781	139
Series 2110, Class PG, 6.00%, 1/15/2029	9,927	10,023

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2125, Class JZ, 6.00%, 2/15/2029	4,775	4,859
Series 2130, Class QS, 6.00%, 3/15/2029	1,934	1,949
Series 2132, Class ZL, 6.50%, 3/15/2029	2,493	2,524
Series 2132, Class SB, IF, 11.82%, 3/15/2029 (a)	1,673	1,879
Series 2141, IO, 7.00%, 4/15/2029	249	11
Series 2303, Class ZN, 8.50%, 4/15/2029	25,933	26,959
Series 2163, Class PC, IO, 7.50%, 6/15/2029	962	50
Series 2178, Class PB, 7.00%, 8/15/2029	2,251	2,312
Series 2201, Class C, 8.00%, 11/15/2029	1,866	1,908
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	615	67
Series 2209, Class TC, 8.00%, 1/15/2030	15,666	16,323
Series 2210, Class Z, 8.00%, 1/15/2030	11,345	11,843
Series 2224, Class CB, 8.00%, 3/15/2030	3,730	3,881
Series 2247, Class Z, 7.50%, 8/15/2030	3,587	3,737
Series 2256, Class MC, 7.25%, 9/15/2030	8,573	8,933
Series 2254, Class Z, 9.00%, 9/15/2030	27,192	29,691
Series 2259, Class ZM, 7.00%, 10/15/2030	17,234	17,834
Series 2271, Class PC, 7.25%, 12/15/2030	18,946	19,789
Series 2296, Class PD, 7.00%, 3/15/2031	6,450	6,724
Series 2303, Class ZD, 7.00%, 4/15/2031	86,608	90,914
Series 2359, Class ZB, 8.50%, 6/15/2031	12,952	13,939
Series 2388, Class UZ, 8.50%, 6/15/2031	4,322	4,552
Series 2344, Class ZD, 6.50%, 8/15/2031	37,175	38,843
Series 2344, Class ZJ, 6.50%, 8/15/2031	6,203	6,501
Series 2345, Class NE, 6.50%, 8/15/2031	3,819	4,003
Series 2372, Class F, 4.76%, 10/15/2031 (a)	1,515	1,515
Series 2367, Class ZK, 6.00%, 10/15/2031	41,432	42,953
Series 2368, Class AS, IF, 9.86%, 10/15/2031 (a)	2,059	2,147
Series 2383, Class FD, 4.76%, 11/15/2031 (a)	1,496	1,496
Series 2399, Class TH, 6.50%, 1/15/2032	46,813	49,118
Series 2494, Class SX, IF, IO, 2.74%, 2/15/2032 (a)	119,200	9,412
Series 2410, Class QX, IF, IO, 4.39%, 2/15/2032 (a)	6,310	505
Series 2410, Class QS, IF, 8.43%, 2/15/2032 (a)	11,581	12,555
Series 2433, Class SA, IF, 9.86%, 2/15/2032 (a)	21,442	23,613
Series 2444, Class ES, IF, IO, 3.69%, 3/15/2032 (a)	9,418	843
Series 2450, Class SW, IF, IO, 3.74%, 3/15/2032 (a)	10,674	1,020
Series 2431, Class F, 4.76%, 3/15/2032 (a)	42,787	42,793
Series 2464, Class FE, 5.26%, 3/15/2032 (a)	34,126	34,478
Series 2423, Class MC, 7.00%, 3/15/2032	11,537	12,082
Series 2423, Class MT, 7.00%, 3/15/2032	12,884	13,561
Series 2434, Class TC, 7.00%, 4/15/2032	15,843	16,653
Series 2436, Class MC, 7.00%, 4/15/2032	11,282	11,532
Series 2450, Class GZ, 7.00%, 5/15/2032	14,755	15,660
Series 3393, Class JO, PO, 9/15/2032	46,307	42,233
Series 2513, Class ZC, 5.50%, 10/15/2032	35,106	36,234
Series 2517, Class Z, 5.50%, 10/15/2032	14,844	15,256
Series 2835, Class QO, PO, 12/15/2032	13,945	12,582
Series 2552, Class FP, 5.26%, 1/15/2033 (a)	158,691	160,546
Series 2557, Class HL, 5.30%, 1/15/2033	130,646	132,410

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2586, Class WI, IO, 6.50%, 3/15/2033	36,942	4,788
Series 2611, Class SQ, IF, 4.49%, 5/15/2033 (a)	12,663	13,046
Series 2631, Class SA, IF, 7.05%, 6/15/2033 (a)	6,431	6,792
Series 2692, Class SC, IF, 4.77%, 7/15/2033 (a)	32,547	34,893
Series 2671, Class S, IF, 6.95%, 9/15/2033 (a)	11,278	12,480
Series 2722, Class PF, 4.86%, 12/15/2033 (a)	282,352	282,765
Series 2763, Class ZA, 6.00%, 3/15/2034	1,094,654	1,152,976
Series 2779, Class ZC, 6.00%, 4/15/2034	721,667	761,971
Series 2802, Class ZY, 6.00%, 5/15/2034	186,188	194,595
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	357,590	361,319
Series 3611, PO, 7/15/2034	63,170	56,667
Series 3305, Class MB, IF, 6.74%, 7/15/2034 (a)	22,360	22,456
Series 2990, Class WP, IF, 6.05%, 6/15/2035 (a)	267	276
Series 3035, Class Z, 5.85%, 9/15/2035	365,919	385,073
Series 3117, Class EO, PO, 2/15/2036	40,525	36,403
Series 3117, Class OG, PO, 2/15/2036	20,152	17,933
Series 3117, Class OK, PO, 2/15/2036	43,918	38,809
Series 3143, Class BC, 5.50%, 2/15/2036	83,643	87,098
Series 3122, Class OH, PO, 3/15/2036	3,616	3,169
Series 3134, PO, 3/15/2036	6,019	5,046
Series 3152, Class MO, PO, 3/15/2036	77,317	68,823
Series 3122, Class ZB, 6.00%, 3/15/2036	35,291	37,989
Series 3138, PO, 4/15/2036	27,992	24,688
Series 3607, Class AO, PO, 4/15/2036	55,552	48,232
Series 3607, Class BO, PO, 4/15/2036	55,552	49,183
Series 3137, Class XP, 6.00%, 4/15/2036	271,570	287,242
Series 3219, Class DI, IO, 6.00%, 4/15/2036	35,693	5,817
Series 3149, Class SO, PO, 5/15/2036	29,844	24,380
Series 3151, PO, 5/15/2036	77,853	66,767
Series 3153, Class EO, PO, 5/15/2036	36,650	32,177
Series 3604, PO, 5/15/2036	55,414	47,385
Series 3171, Class MO, PO, 6/15/2036	20,917	19,104
Series 3179, Class OA, PO, 7/15/2036	26,319	23,056
Series 3194, Class SA, IF, IO, 2.84%, 7/15/2036 (a)	22,480	2,403
Series 3200, PO, 8/15/2036	56,295	48,700
Series 3232, Class ST, IF, IO, 2.44%, 10/15/2036 (a)	75,155	5,995
Series 3237, Class AO, PO, 11/15/2036	36,377	30,428
Series 3704, Class DT, 7.50%, 11/15/2036	298,923	322,844
Series 3704, Class ET, 7.50%, 12/15/2036	228,681	252,877
Series 3260, Class CS, IF, IO, 1.88%, 1/15/2037 (a)	41,589	3,979
Series 3262, Class SG, IF, IO, 2.14%, 1/15/2037 (a)	5,218	349
Series 3274, Class JO, PO, 2/15/2037	14,314	12,592
Series 3274, Class MO, PO, 2/15/2037	21,755	19,189
Series 3275, Class FL, 4.70%, 2/15/2037 (a)	10,443	10,374
Series 3290, Class SB, IF, IO, 2.19%, 3/15/2037 (a)	125,292	10,974
Series 3288, Class GS, IF, 5.40%, 3/15/2037 (a)	6,264	6,455
Series 3373, Class TO, PO, 4/15/2037	48,206	42,094
Series 3316, Class JO, PO, 5/15/2037	7,252	6,079
Series 3607, PO, 5/15/2037	148,272	124,686

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	273,023	272,709
Series 3371, Class FA, 4.86%, 9/15/2037 (a)	18,622	18,609
Series 3385, Class SN, IF, IO, 1.74%, 11/15/2037 (a)	35,278	2,558
Series 3387, Class SA, IF, IO, 2.16%, 11/15/2037 (a)	90,296	7,523
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	228,525	2,348
Series 3404, Class SC, IF, IO, 1.74%, 1/15/2038 (a)	112,563	11,013
Series 3451, Class SA, IF, IO, 1.79%, 5/15/2038 (a)	7,481	531
Series 3537, Class MI, IO, 5.00%, 6/15/2038	146,801	16,379
Series 3461, Class LZ, 6.00%, 6/15/2038	49,916	53,001
Series 3481, Class SJ, IF, IO, 1.59%, 8/15/2038 (a)	129,871	12,692
Series 3895, Class WA, 5.60%, 10/15/2038 (a)	61,581	64,432
Series 3511, Class SA, IF, IO, 1.74%, 2/15/2039 (a)	33,160	2,812
Series 3546, Class A, 6.10%, 2/15/2039 (a)	17,977	18,308
Series 3531, Class SA, IF, IO, 2.04%, 5/15/2039 (a)	122,557	10,999
Series 3549, Class FA, 5.46%, 7/15/2039 (a)	8,380	8,557
Series 4580, Class PT, 6.63%, 8/15/2039 (a)	298,615	310,269
Series 3572, Class JS, IF, IO, 2.54%, 9/15/2039 (a)	52,688	2,640
Series 3621, PO, 1/15/2040	109,159	91,851
Series 3621, Class BO, PO, 1/15/2040	75,819	66,705
Series 3623, Class LO, PO, 1/15/2040	88,331	74,491
Series 3632, Class BS, IF, 3.31%, 2/15/2040 (a)	241,140	242,727
Series 3714, Class IP, IO, 5.00%, 8/15/2040	140,363	6,117
Series 3740, Class SC, IF, IO, 1.74%, 10/15/2040 (a)	171,840	18,905
Series 3747, Class PY, 4.00%, 10/15/2040	734,157	727,661
Series 3747, Class CY, 4.50%, 10/15/2040	1,163,981	1,179,010
Series 3753, PO, 11/15/2040	521,135	421,426
Series 3860, Class PZ, 5.00%, 5/15/2041	2,330,928	2,378,196
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	32,931	31,862
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	58,106	59,116
Series 3966, Class NA, 4.00%, 12/15/2041	535,528	529,869
Series 4015, Class MY, 3.50%, 3/15/2042	731,836	701,775
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	351,634	237,942
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000,000	920,357
Series 4274, Class EM, 4.00%, 11/15/2043	1,000,000	942,276
Series 4280, Class EO, PO, 12/15/2043	385,840	299,995
Series 4281, Class OB, PO, 12/15/2043	363,824	285,184
Series 4377, Class JP, 3.00%, 8/15/2044	1,644,021	1,582,341
Series 4456, Class SA, IF, IO, 1.89%, 3/15/2045 (a)	2,451,154	290,070
Series 4480, Class SE, IF, IO, 1.92%, 6/15/2045 (a)	2,497,114	369,122
Series 4888, Class AZ, 4.00%, 12/15/2048	3,226,243	3,097,414
Series 4848, Class QY, 4.50%, 12/15/2048	582,211	582,324
Series 4903, Class SN, IF, IO, 1.91%, 8/25/2049 (a)	6,921,032	822,551
Series 4936, Class YZ, 2.50%, 12/25/2049	2,078,006	1,813,682
Series 4982, Class JA, 1.50%, 3/25/2050	5,485,984	4,439,257
Series 5028, Class JG, 1.50%, 8/25/2050	6,017,019	4,913,545
Series 5036, Class NA, 0.50%, 11/25/2050	6,904,247	5,099,757
Series 5048, Class TI, IO, 3.00%, 11/25/2050	17,612,709	2,641,781
Series 5054, Class DZ, 2.00%, 12/25/2050	14,656,880	7,995,668
Series 5156, Class DC, 2.00%, 9/25/2051	14,679,478	12,945,864

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5190, Class PH, 2.50%, 2/25/2052	3,100,526	2,885,058
Series 5250, PO, 8/25/2052	10,021,310	3,469,787
Series 5438, PO, 9/25/2053	5,599,552	4,661,201
Series 5337, Class SB, IF, 6.54%, 9/25/2053 (a)	4,316,545	4,474,851
Series 5358, Class SB, IF, 6.98%, 11/25/2053 (a)	3,535,207	3,756,050
Series 4862, Class NO, PO, 8/15/2057	14,167,672	9,060,794
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	42,060	2,106
Series 197, PO, 4/1/2028	23,222	22,355
Series 233, Class 11, IO, 5.00%, 9/15/2035	83,468	13,117
Series 233, Class 12, IO, 5.00%, 9/15/2035	48,138	6,539
Series 233, Class 13, IO, 5.00%, 9/15/2035	110,321	15,755
Series 239, Class S30, IF, IO, 3.44%, 8/15/2036 (a)	167,844	21,520
Series 262, Class 35, 3.50%, 7/15/2042	4,732,671	4,508,170
Series 299, Class 300, 3.00%, 1/15/2043	169,758	158,013
Series 310, PO, 9/15/2043	661,304	518,538
Series 406, PO, 10/25/2053	6,323,155	5,453,281
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.40%, 7/25/2032 (a)	102,796	95,684
Series T-76, Class 2A, 2.20%, 10/25/2037 (a)	1,304,284	1,202,291
Series T-42, Class A5, 7.50%, 2/25/2042	357,956	388,795
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	36,013	36,684
Series T-54, Class 2A, 6.50%, 2/25/2043	782,394	793,843
Series T-54, Class 3A, 7.00%, 2/25/2043	359,074	377,497
Series T-56, Class A5, 5.23%, 5/25/2043	601,308	579,698
Series T-58, Class A, PO, 9/25/2043	35,435	29,431
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	31,057	32,649
Series T-59, Class 1AP, PO, 10/25/2043	37,673	19,523
Series T-62, Class 1A1, 5.28%, 10/25/2044 (a)	370,706	341,386
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.18%, 10/25/2034 (a)	58,404	57,549
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	124,788	55,498
Series 2007-FA4, Class 1A2, IF, IO, 1.58%, 8/25/2037 (a)	2,363,204	222,076
FNMA REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	40,200	35,766
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,466,990	1,496,757
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	103,280	108,467
Series 2003-W8, Class 3F1, 4.59%, 5/25/2042 (a)	64,675	64,537
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	100,132	104,884
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	56,744	58,542
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	51,095	53,069
Series 2005-W3, Class 2AF, 4.41%, 3/25/2045 (a)	123,165	122,113
Series 2005-W4, Class 3A, 5.53%, 6/25/2045 (a)	237,379	242,628
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	38,111	39,178
Series 2006-W2, Class 1AF1, 4.41%, 2/25/2046 (a)	62,848	62,199
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	182,251	190,544
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,599,458	1,617,996
Series 2001-T12, Class A2, 7.50%, 8/25/2041	82,818	83,843

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2001-T10, PO, 12/25/2041	5,276	4,715
Series 2002-T4, Class A2, 7.00%, 12/25/2041	66,728	69,662
Series 2002-T4, Class A3, 7.50%, 12/25/2041	158,497	168,770
Series 2002-T16, Class A2, 7.00%, 7/25/2042	67,269	71,803
Series 2002-T19, Class A2, 7.00%, 7/25/2042	154,631	164,582
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	102,257	106,383
Series 2004-T3, Class PT1, 9.11%, 1/25/2044 (a)	80,353	86,122
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	1,410	1,392
Series 2006-94, Class GI, IF, IO, 2.46%, 10/25/2026 (a)	11,763	65
Series 2006-94, Class GK, IF, 12.32%, 10/25/2026 (a)	493	510
Series G97-2, Class ZA, 8.50%, 2/17/2027	1,828	1,852
Series 1997-27, Class J, 7.50%, 4/18/2027	275	278
Series 1997-24, Class Z, 8.00%, 4/18/2027	172	173
Series 1997-46, Class Z, 7.50%, 6/17/2027	9,811	9,859
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	386	14
Series 1998-30, Class ZA, 6.50%, 5/20/2028	36,786	37,415
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4,630	4,675
Series 2002-7, Class FD, 4.89%, 4/25/2029 (a)	13,208	13,244
Series 1999-62, Class PB, 7.50%, 12/18/2029	2,893	2,933
Series 2000-52, IO, 8.50%, 1/25/2031	1,397	163
Series 2002-60, Class FA, 4.94%, 2/25/2031 (a)	40,577	40,712
Series 2002-60, Class FB, 4.94%, 2/25/2031 (a)	40,577	40,712
Series 2001-4, Class ZA, 6.50%, 3/25/2031	51,287	52,363
Series 2001-7, Class PF, 7.00%, 3/25/2031	2,226	2,329
Series 2002-50, Class ZA, 6.00%, 5/25/2031	79,087	81,405
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	8,785	879
Series 2001-49, Class LZ, 8.50%, 7/25/2031	15,446	16,080
Series 2001-38, Class FB, 4.69%, 8/25/2031 (a)	2,743	2,743
Series 2001-36, Class DE, 7.00%, 8/25/2031	14,070	14,669
Series 2001-44, Class PD, 7.00%, 9/25/2031	3,982	4,156
Series 2001-44, Class PU, 7.00%, 9/25/2031	11,614	12,225
Series 2001-53, Class FX, 4.54%, 10/25/2031 (a)	65,682	65,525
Series 2003-52, Class SX, IF, 10.39%, 10/25/2031 (a)	3,118	3,550
Series 2001-61, Class Z, 7.00%, 11/25/2031	35,939	37,443
Series 2001-72, Class SX, IF, 7.72%, 12/25/2031 (a)	1,993	2,259
Series 2002-1, Class SA, IF, 11.58%, 2/25/2032 (a)	2,534	3,014
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	23,800	390
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	1,360	1,425
Series 2002-30, Class Z, 6.00%, 5/25/2032	58,129	60,475
Series 2002-37, Class Z, 6.50%, 6/25/2032	4,208	4,364
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	50,057	2,912
Series 2004-61, Class FH, 4.99%, 11/25/2032 (a)	316,246	318,154
Series 2011-39, Class ZA, 6.00%, 11/25/2032	408,473	426,802
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	12,624	13,163
Series 2004-59, Class BG, PO, 12/25/2032	20,408	18,344
Series 2002-77, Class S, IF, 6.81%, 12/25/2032 (a)	9,644	10,026
Series 2003-2, Class F, 4.94%, 2/25/2033 (a)	140,896	141,652
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	23,825	307

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-22, Class UD, 4.00%, 4/25/2033	131,112	130,185
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	6,674	946
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	139,240	17,917
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	186,937	21,494
Series 2003-132, Class OA, PO, 8/25/2033	734	717
Series 2003-74, Class SH, IF, 2.63%, 8/25/2033 (a)	14,170	12,834
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	5,320	93
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	81,545	9,511
Series 2003-86, Class ZA, 5.50%, 9/25/2033	83,677	86,422
Series 2003-91, Class SD, IF, 5.52%, 9/25/2033 (a)	9,821	10,349
Series 2003-105, Class AZ, 5.50%, 10/25/2033	402,032	418,733
Series 2003-116, Class SB, IF, IO, 3.41%, 11/25/2033 (a)	65,655	5,867
Series 2006-44, Class P, PO, 12/25/2033	170,467	150,615
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	418,180	439,119
Series 2004-87, Class F, 4.94%, 1/25/2034 (a)	58,800	59,138
Series 2003-130, Class SX, IF, 5.24%, 1/25/2034 (a)	1,319	1,369
Series 2004-46, Class EP, PO, 3/25/2034	2,057	2,046
Series 2004-28, Class PF, 4.59%, 3/25/2034 (a)	5,136	5,136
Series 2004-17, Class H, 5.50%, 4/25/2034	131,176	135,727
Series 2004-25, Class SA, IF, 8.01%, 4/25/2034 (a)	18,035	19,687
Series 2004-46, Class SK, IF, 4.99%, 5/25/2034 (a)	6,861	7,374
Series 2004-46, Class QB, IF, 7.25%, 5/25/2034 (a)	20,738	22,358
Series 2004-36, Class SA, IF, 8.01%, 5/25/2034 (a)	41,120	45,955
Series 2004-50, Class VZ, 5.50%, 7/25/2034	606,935	633,835
Series 2004-51, Class SY, IF, 5.87%, 7/25/2034 (a)	6,186	6,429
Series 2014-44, Class B, 2.50%, 8/25/2034	564,415	540,343
Series 2005-7, Class LO, PO, 2/25/2035	121,427	111,661
Series 2005-15, Class MO, PO, 3/25/2035	55,251	47,514
Series 2005-13, Class FL, 4.59%, 3/25/2035 (a)	30,767	30,579
Series 2005-56, Class S, IF, IO, 2.52%, 7/25/2035 (a)	94,392	7,137
Series 2005-66, Class SV, IF, IO, 2.56%, 7/25/2035 (a)	45,301	3,371
Series 2005-103, Class SC, IF, 3.41%, 7/25/2035 (a)	117,871	114,822
Series 2005-66, Class SG, IF, 6.91%, 7/25/2035 (a)	39,148	43,564
Series 2005-68, Class PG, 5.50%, 8/25/2035	67,543	69,386
Series 2005-73, Class PS, IF, 6.23%, 8/25/2035 (a)	18,288	18,976
Series 2005-90, Class AO, PO, 10/25/2035	4,983	4,530
Series 2010-39, Class OT, PO, 10/25/2035	46,918	41,324
Series 2005-84, Class XM, 5.75%, 10/25/2035	29,353	30,293
Series 2005-90, Class ES, IF, 6.41%, 10/25/2035 (a)	56,351	59,689
Series 2005-106, Class US, IF, 9.22%, 11/25/2035 (a)	21,597	22,856
Series 2006-8, Class WQ, PO, 3/25/2036	164,565	138,718
Series 2006-8, Class WN, IF, IO, 2.51%, 3/25/2036 (a)	603,403	59,354
Series 2006-16, Class HZ, 5.50%, 3/25/2036	43,636	45,297
Series 2006-23, Class KO, PO, 4/25/2036	14,062	12,840
Series 2006-27, Class OH, PO, 4/25/2036	25,815	22,795
Series 2006-44, Class GO, PO, 6/25/2036	64,264	57,425
Series 2006-50, Class JO, PO, 6/25/2036	35,604	31,130
Series 2006-50, Class PS, PO, 6/25/2036	52,469	47,638
Series 2006-53, Class US, IF, IO, 2.39%, 6/25/2036 (a)	96,405	7,817

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-58, PO, 7/25/2036	66,552	58,586
Series 2006-58, Class AP, PO, 7/25/2036	24,131	19,848
Series 2006-65, Class QO, PO, 7/25/2036	25,808	22,403
Series 2006-56, Class FT, 4.94%, 7/25/2036 (a)	215,732	217,245
Series 2006-63, Class ZH, 6.50%, 7/25/2036	76,870	82,940
Series 2006-72, Class TO, PO, 8/25/2036	26,968	22,590
Series 2006-79, Class DO, PO, 8/25/2036	38,960	33,565
Series 2007-7, Class SG, IF, IO, 2.31%, 8/25/2036 (a)	254,020	28,073
Series 2006-77, Class PC, 6.50%, 8/25/2036	110,463	114,312
Series 2006-78, Class BZ, 6.50%, 8/25/2036	52,306	56,056
Series 2006-86, Class OB, PO, 9/25/2036	58,469	50,511
Series 2006-90, Class AO, PO, 9/25/2036	27,415	24,789
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	307,571	51,076
Series 2006-110, PO, 11/25/2036	31,349	27,467
Series 2006-111, Class EO, PO, 11/25/2036	21,965	17,982
Series 2006-105, Class ME, 5.50%, 11/25/2036	303,229	315,524
Series 2006-115, Class OK, PO, 12/25/2036	63,979	52,508
Series 2006-119, PO, 12/25/2036	25,651	22,878
Series 2006-117, Class GS, IF, IO, 2.46%, 12/25/2036 (a)	79,772	7,932
Series 2006-118, Class A2, 4.36%, 12/25/2036 (a)	37,655	36,989
Series 2006-120, Class PF, 4.44%, 12/25/2036 (a)	20,853	20,680
Series 2006-120, IO, 6.50%, 12/25/2036	118,833	16,453
Series 2015-91, Class AC, 7.50%, 12/25/2036	994,752	1,053,815
Series 2006-126, Class AO, PO, 1/25/2037	117,561	102,659
Series 2007-1, Class SD, IF, 13.88%, 2/25/2037 (a)	32,521	57,060
Series 2007-14, Class OP, PO, 3/25/2037	37,890	33,518
Series 2007-22, Class SC, IF, IO, 1.89%, 3/25/2037 (a)	3,720	126
Series 2007-14, Class ES, IF, IO, 2.25%, 3/25/2037 (a)	1,419,967	156,605
Series 2007-16, Class FC, 4.94%, 3/25/2037 (a)	15,989	16,052
Series 2009-63, Class P, 5.00%, 3/25/2037	6,292	6,219
Series 2007-18, Class MZ, 6.00%, 3/25/2037	147,414	156,371
Series 2007-39, Class EF, 4.44%, 5/25/2037 (a)	14,168	13,989
Series 2007-46, Class ZK, 5.50%, 5/25/2037	57,907	60,357
Series 2007-54, Class WI, IF, IO, 1.91%, 6/25/2037 (a)	120,534	12,687
Series 2007-72, Class EK, IF, IO, 2.21%, 7/25/2037 (a)	392,578	44,742
Series 2007-65, Class KI, IF, IO, 2.43%, 7/25/2037 (a)	79,218	8,117
Series 2007-60, Class AX, IF, IO, 2.96%, 7/25/2037 (a)	122,868	16,990
Series 2007-76, Class ZG, 6.00%, 8/25/2037	77,752	80,421
Series 2007-78, Class CB, 6.00%, 8/25/2037	39,487	41,870
Series 2007-79, Class SB, IF, 8.67%, 8/25/2037 (a)	10,941	12,971
Series 2007-88, Class VI, IF, IO, 2.35%, 9/25/2037 (a)	55,934	4,735
Series 2009-86, Class OT, PO, 10/25/2037	180,587	155,833
Series 2007-100, Class SM, IF, IO, 2.26%, 10/25/2037 (a)	128,062	13,006
Series 2007-91, Class ES, IF, IO, 2.27%, 10/25/2037 (a)	189,686	21,138
Series 2007-112, Class SA, IF, IO, 2.26%, 12/25/2037 (a)	346,810	46,425
Series 2007-116, Class HI, IO, 1.67%, 1/25/2038 (a)	266,315	15,942
Series 2008-1, Class BI, IF, IO, 1.72%, 2/25/2038 (a)	104,155	8,718
Series 2008-12, Class CO, PO, 3/25/2038	193,398	171,895
Series 2008-16, Class IS, IF, IO, 2.01%, 3/25/2038 (a)	72,455	5,894

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-10, Class XI, IF, IO, 2.04%, 3/25/2038 (a)	62,057	5,748
Series 2008-20, Class SA, IF, IO, 2.80%, 3/25/2038 (a)	70,919	7,672
Series 2009-79, Class UA, 7.00%, 3/25/2038	6,517	6,725
Series 2008-32, Class SA, IF, IO, 2.66%, 4/25/2038 (a)	15,307	1,358
Series 2008-27, Class SN, IF, IO, 2.71%, 4/25/2038 (a)	33,796	3,634
Series 2008-44, PO, 5/25/2038	8,563	7,697
Series 2008-53, Class CI, IF, IO, 3.01%, 7/25/2038 (a)	34,510	3,516
Series 2011-47, Class ZA, 5.50%, 7/25/2038	168,246	173,587
Series 2008-80, Class SA, IF, IO, 1.66%, 9/25/2038 (a)	84,005	7,118
Series 2008-81, Class SB, IF, IO, 1.66%, 9/25/2038 (a)	77,795	6,135
Series 2008-80, Class GP, 6.25%, 9/25/2038	8,483	8,997
Series 2009-6, Class GS, IF, IO, 2.36%, 2/25/2039 (a)	37,671	3,147
Series 2009-4, Class BD, 4.50%, 2/25/2039	2,284	2,117
Series 2009-17, Class QS, IF, IO, 2.46%, 3/25/2039 (a)	37,830	3,508
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	106,925	15,850
Series 2009-47, Class MT, 7.00%, 7/25/2039	6,630	6,919
Series 2009-69, PO, 9/25/2039	47,346	39,131
Series 2009-84, Class WS, IF, IO, 1.71%, 10/25/2039 (a)	38,689	3,300
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	78,565	13,124
Series 2009-92, Class AD, 6.00%, 11/25/2039	8,274	8,274
Series 2009-99, Class SC, IF, IO, 1.99%, 12/25/2039 (a)	29,564	2,341
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	103,773	106,232
Series 2009-103, Class MB, 6.56%, 12/25/2039 (a)	216,617	218,314
Series 2009-112, Class ST, IF, IO, 2.06%, 1/25/2040 (a)	94,314	10,256
Series 2009-113, Class FB, 4.74%, 1/25/2040 (a)	96,705	96,554
Series 2010-23, Class KS, IF, IO, 2.91%, 2/25/2040 (a)	51,830	4,468
Series 2010-1, Class WA, 6.28%, 2/25/2040 (a)	222,447	226,351
Series 2010-49, Class SC, IF, 4.29%, 3/25/2040 (a)	98,126	98,468
Series 2010-16, Class WB, 6.11%, 3/25/2040 (a)	517,817	525,986
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	163,713	167,514
Series 2010-35, Class SB, IF, IO, 2.23%, 4/25/2040 (a)	68,626	4,646
Series 2010-40, Class FJ, 4.79%, 4/25/2040 (a)	9,816	9,816
Series 2010-42, Class S, IF, IO, 2.21%, 5/25/2040 (a)	31,629	2,793
Series 2010-43, Class FD, 4.79%, 5/25/2040 (a)	108,383	108,268
Series 2010-61, Class WA, 6.05%, 6/25/2040 (a)	69,715	70,916
Series 2010-68, Class SA, IF, IO, 0.81%, 7/25/2040 (a)	231,369	20,210
Series 2010-103, Class ME, 4.00%, 9/25/2040	271,236	267,403
Series 2010-111, Class AM, 5.50%, 10/25/2040	312,383	327,238
Series 2010-125, Class SA, IF, IO, 0.25%, 11/25/2040 (a)	239,314	10,874
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,200,509	1,215,909
Series 2010-123, Class FL, 4.62%, 11/25/2040 (a)	27,284	27,124
Series 2010-147, Class SA, IF, IO, 2.34%, 1/25/2041 (a)	887,455	106,997
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,644,000	1,685,954
Series 2011-30, Class LS, IO, 1.74%, 4/25/2041 (a)	154,372	11,460
Series 2011-75, Class FA, 4.74%, 8/25/2041 (a)	17,007	16,979
Series 2011-118, Class LB, 7.00%, 11/25/2041	246,442	264,788
Series 2011-118, Class MT, 7.00%, 11/25/2041	413,163	441,152
Series 2011-118, Class NT, 7.00%, 11/25/2041	422,301	454,271
Series 2013-2, Class LZ, 3.00%, 2/25/2043	34,750	25,414

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2013-4, Class AJ, 3.50%, 2/25/2043	796,641	763,598
Series 2013-92, PO, 9/25/2043	626,498	481,037
Series 2013-101, Class DO, PO, 10/25/2043	723,362	551,220
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,198,709	10,455,799
Series 2018-11, Class LA, 3.50%, 7/25/2045	825,174	814,455
Series 2018-63, Class DA, 3.50%, 9/25/2048	438,056	410,714
Series 2018-68, Class DZ, 4.00%, 9/25/2048	945,561	905,995
Series 2019-20, Class H, 3.50%, 5/25/2049	1,327,381	1,232,943
Series 2019-32, Class SD, IF, IO, 1.86%, 6/25/2049 (a)	6,868,517	819,792
Series 2021-91, Class GB, 1.75%, 7/25/2049	17,412,137	14,918,992
Series 2010-103, Class SB, IF, IO, 1.91%, 11/25/2049 (a)	334,630	31,427
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056,000	2,360,399
Series 2020-36, Class SH, IF, IO, 1.86%, 6/25/2050 (a)	9,709,800	1,191,398
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,489,821	2,972,390
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	5,908,234	233,389
Series 2011-2, Class WA, 5.81%, 2/25/2051 (a)	42,604	44,523
Series 2011-43, Class WA, 5.72%, 5/25/2051 (a)	55,878	58,508
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	329,223	326,685
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,756,802	1,700,511
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	413,711	433,091
Series 2025-18, Class MA, 0.50%, 9/25/2054	33,689,954	28,773,215
Series 2025-29, Class LA, 2.00%, 5/25/2055	10,946,008	9,730,595
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	957	957
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	250,817	252,757
Series 2007-W2, Class 1A1, 4.51%, 3/25/2037 (a)	121,894	120,594
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	48,935	49,893
Series 2007-W7, Class 1A4, IF, 14.06%, 7/25/2037 (a)	6,308	8,693
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	168,420	169,184
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	741,085	30,147
Series 2003-W4, Class 2A, 5.05%, 10/25/2042 (a)	12,215	12,419
Series 2003-W1, Class 1A1, 4.70%, 12/25/2042 (a)	91,537	92,492
Series 2003-W1, Class 2A, 5.08%, 12/25/2042 (a)	63,063	63,862
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	220,327	230,925
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	50,108	51,730
Series 2006-W3, Class 1AF1, 4.43%, 10/25/2046 (a)	33,217	32,883
Series 2009-W1, Class A, 6.00%, 12/25/2049	185,241	193,021
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.73%, 6/27/2036 (a)	115,914	117,108
Series 2007-54, Class FA, 4.59%, 6/25/2037 (a)	53,099	52,690
Series 2007-64, Class FB, 4.56%, 7/25/2037 (a)	77,718	77,199
Series 2007-106, Class A7, 6.06%, 10/25/2037 (a)	21,140	21,445
Series 2003-7, Class A1, 6.50%, 12/25/2042	113,930	116,328
FNMA, STRIPS
Series 331, Class 13, IO, 7.00%, 11/25/2032	44,803	4,922
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	20,403	2,295
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	46,458	4,915
Series 356, Class 3, IO, 5.00%, 1/25/2035	60,084	7,193
Series 365, Class 8, IO, 5.50%, 5/25/2036	80,897	14,370

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 373, Class 1, PO, 7/25/2036	505,489	445,172
Series 374, Class 5, IO, 5.50%, 8/25/2036	29,137	4,472
Series 393, Class 6, IO, 5.50%, 4/25/2037	12,998	1,142
Series 383, Class 32, IO, 6.00%, 1/25/2038	73,681	12,910
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (a)	116,621	114,338
GNMA
Series 2001-35, Class SA, IF, IO, 4.18%, 8/16/2031 (a)	13,287	38
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	77,419	719
Series 2010-41, Class WA, 5.81%, 10/20/2033 (a)	242,657	249,334
Series 2003-112, Class SA, IF, IO, 2.48%, 12/16/2033 (a)	103,097	573
Series 2004-28, Class S, IF, 8.46%, 4/16/2034 (a)	23,585	26,039
Series 2004-46, Class AO, PO, 6/20/2034	37,852	31,910
Series 2010-103, Class WA, 5.66%, 8/20/2034 (a)	133,698	136,785
Series 2004-73, Class JL, IF, IO, 2.48%, 9/16/2034 (a)	368,970	33,773
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	8,282	8,342
Series 2004-90, Class SI, IF, IO, 2.03%, 10/20/2034 (a)	109,108	5,353
Series 2005-68, Class DP, IF, 6.62%, 6/17/2035 (a)	18,286	20,141
Series 2010-14, Class CO, PO, 8/20/2035	246,293	209,647
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	323,875	28,996
Series 2005-68, Class KI, IF, IO, 2.23%, 9/20/2035 (a)	211,185	19,428
Series 2005-72, Class AZ, 5.50%, 9/20/2035	142,773	145,399
Series 2005-85, IO, 5.50%, 11/16/2035	80,797	1,757
Series 2010-14, Class BO, PO, 11/20/2035	43,189	36,713
Series 2006-16, Class OP, PO, 3/20/2036	38,998	32,826
Series 2006-22, Class AO, PO, 5/20/2036	27,434	23,089
Series 2006-34, PO, 7/20/2036	21,989	18,439
Series 2006-59, Class SD, IF, IO, 2.63%, 10/20/2036 (a)	37,815	2,393
Series 2011-22, Class WA, 5.76%, 2/20/2037 (a)	418,856	430,640
Series 2007-17, Class JO, PO, 4/16/2037	31,711	26,187
Series 2007-17, Class JI, IF, IO, 2.74%, 4/16/2037 (a)	230,622	18,061
Series 2010-129, Class AW, 5.82%, 4/20/2037 (a)	145,991	150,314
Series 2007-31, Class AO, PO, 5/16/2037	214,937	175,572
Series 2007-25, Class FN, 4.37%, 5/16/2037 (a)	30,545	30,197
Series 2007-28, Class BO, PO, 5/20/2037	5,143	4,240
Series 2007-26, Class SC, IF, IO, 2.13%, 5/20/2037 (a)	103,341	2,101
Series 2007-36, Class HO, PO, 6/16/2037	4,846	3,942
Series 2007-36, Class SE, IF, IO, 2.40%, 6/16/2037 (a)	96,929	922
Series 2007-36, Class SG, IF, IO, 2.40%, 6/20/2037 (a)	153,521	1,523
Series 2007-45, Class QA, IF, IO, 2.57%, 7/20/2037 (a)	47,246	3,174
Series 2007-40, Class SD, IF, IO, 2.68%, 7/20/2037 (a)	117,335	4,217
Series 2007-42, Class SB, IF, IO, 2.68%, 7/20/2037 (a)	115,626	4,391
Series 2007-53, Class SW, IF, 7.98%, 9/20/2037 (a)	14,787	16,145
Series 2009-79, Class OK, PO, 11/16/2037	68,622	57,609
Series 2007-74, Class SL, IF, IO, 2.47%, 11/16/2037 (a)	367,843	2,087
Series 2007-76, Class SA, IF, IO, 2.46%, 11/20/2037 (a)	99,312	585
Series 2007-79, Class SY, IF, IO, 2.48%, 12/20/2037 (a)	130,091	773
Series 2008-2, Class MS, IF, IO, 3.09%, 1/16/2038 (a)	77,413	6,031
Series 2008-1, PO, 1/20/2038	16,110	13,158
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	138,792	144,494

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	179,032	12,055
Series 2008-10, Class S, IF, IO, 1.76%, 2/20/2038 (a)	52,258	281
Series 2009-106, Class ST, IF, IO, 1.93%, 2/20/2038 (a)	287,811	6,853
Series 2008-33, Class XS, IF, IO, 3.63%, 4/16/2038 (a)	56,127	2,831
Series 2008-36, Class SH, IF, IO, 2.23%, 4/20/2038 (a)	116,808	630
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,143,741	1,187,504
Series 2008-40, Class SA, IF, IO, 2.33%, 5/16/2038 (a)	328,877	16,950
Series 2008-55, Class SA, IF, IO, 2.13%, 6/20/2038 (a)	59,016	467
Series 2008-62, Class SA, IF, IO, 2.08%, 7/20/2038 (a)	298,836	1,518
Series 2008-71, Class SC, IF, IO, 1.93%, 8/20/2038 (a)	20,104	97
Series 2012-59, Class WA, 5.58%, 8/20/2038 (a)	223,249	230,200
Series 2009-25, Class SE, IF, IO, 3.53%, 9/20/2038 (a)	55,274	1,435
Series 2011-97, Class WA, 6.08%, 11/20/2038 (a)	362,345	369,516
Series 2008-93, Class AS, IF, IO, 1.63%, 12/20/2038 (a)	92,809	5,376
Series 2008-96, Class SL, IF, IO, 1.93%, 12/20/2038 (a)	66,404	1,344
Series 2008-95, Class DS, IF, IO, 3.23%, 12/20/2038 (a)	220,292	1,688
Series 2011-163, Class WA, 5.84%, 12/20/2038 (a)	484,396	502,251
Series 2009-6, Class SA, IF, IO, 2.03%, 2/16/2039 (a)	70,765	327
Series 2009-10, Class SA, IF, IO, 1.88%, 2/20/2039 (a)	119,572	8,570
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	368,396	4,968
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	81,273	4,270
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	95,758	5,452
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	27,309	1,677
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	63,811	4,314
Series 2009-43, Class SA, IF, IO, 1.88%, 6/20/2039 (a)	77,748	3,559
Series 2009-42, Class SC, IF, IO, 2.01%, 6/20/2039 (a)	147,334	12,253
Series 2009-64, Class SN, IF, IO, 2.03%, 7/16/2039 (a)	83,877	4,927
Series 2009-54, Class JZ, 5.50%, 7/20/2039	626,861	659,882
Series 2009-67, Class SA, IF, IO, 1.98%, 8/16/2039 (a)	107,694	8,967
Series 2009-72, Class SM, IF, IO, 2.18%, 8/16/2039 (a)	190,181	15,204
Series 2009-106, Class AS, IF, IO, 2.33%, 11/16/2039 (a)	263,544	26,486
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	472,758	490,809
Series 2013-75, Class WA, 5.08%, 6/20/2040 (a)	206,869	212,783
Series 2011-137, Class WA, 5.58%, 7/20/2040 (a)	790,008	823,451
Series 2010-130, Class CP, 7.00%, 10/16/2040	139,619	149,802
Series 2010-157, Class OP, PO, 12/20/2040	394,318	342,625
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,653,633	3,531,795
Series 2011-100, Class MY, 4.00%, 7/20/2041	686,354	679,306
Series 2012-24, Class WA, 5.51%, 7/20/2041 (a)	1,014,458	1,047,036
Series 2013-26, Class AK, 4.70%, 9/20/2041 (a)	483,598	492,205
Series 2014-188, Class W, 4.54%, 10/20/2041 (a)	493,818	499,874
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,898,627	1,903,688
Series 2012-141, Class WC, 3.75%, 1/20/2042 (a)	917,597	882,278
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	1,444,412	1,395,105
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,528,274	1,490,845
Series 2013-54, Class WA, 4.87%, 11/20/2042 (a)	943,065	968,482
Series 2017-99, Class PT, 5.99%, 8/20/2044 (a)	502,388	529,052
Series 2021-103, Class WA, 4.23%, 6/20/2045 (a)	2,878,350	2,836,313
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,153,630	1,127,370

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2018-160, Class PA, 3.50%, 7/20/2046	685,028	678,074
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,209,362	215,703
Series 2019-31, Class TS, IF, IO, 1.98%, 3/20/2049 (a)	13,420,592	1,344,926
Series 2019-111, IO, 5.00%, 4/20/2049	4,663,083	708,866
Series 2019-65, Class ST, IF, IO, 1.98%, 5/20/2049 (a)	6,604,712	722,003
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	2,870,773	311,302
Series 2019-112, Class GS, IF, IO, 2.00%, 9/20/2049 (a)	1,555,851	200,688
Series 2019-112, Class SG, IF, IO, 2.03%, 9/20/2049 (a)	2,143,310	214,784
Series 2023-43, Class B, 4.00%, 12/20/2049	14,836,153	14,171,292
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,232,336	806,166
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	16,828,469	2,595,971
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	8,124,551	1,419,255
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	8,792,862	1,584,664
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	11,138,553	1,983,842
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,789,075	6,398,272
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	18,247,237	2,805,286
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,640,816	2,047,035
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,509,180	3,235,545
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	13,722,928	2,219,043
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	19,397,515	3,294,782
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	16,882,136	448,317
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	15,169,830	358,146
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	19,147,420	2,988,606
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	10,558,261	2,029,870
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	16,992,445	2,413,943
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	12,303,729	1,855,319
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,604,919	1,588,781
Series 2024-197, Class BN, 3.00%, 5/20/2051	16,779,986	15,749,945
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,289,050	794,739
Series 2022-179, Class WE, IF, 5.25%, 10/20/2052 (a)	4,075,268	4,077,152
Series 2022-190, Class LS, IF, 3.75%, 11/20/2052 (a)	8,126,989	7,826,667
Series 2023-53, Class SL, IF, 4.30%, 4/20/2053 (a)	7,478,437	7,260,421
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,692,221	3,644,671
Series 2023-65, Class KS, IF, 4.00%, 5/20/2053 (a)	6,862,702	6,597,824
Series 2023-69, Class S, IF, 4.55%, 5/20/2053 (a)	5,395,706	5,390,537
Series 2023-89, Class BS, IF, 4.01%, 6/20/2053 (a)	6,627,927	6,369,293
Series 2023-115, Class TS, IF, 6.60%, 6/20/2053 (a)	3,961,720	4,120,559
Series 2023-101, Class S, IF, 3.70%, 7/20/2053 (a)	1,697,658	1,568,709
Series 2023-146, Class GO, PO, 10/20/2053	13,443,777	10,759,204
Series 2024-164, Class LO, PO, 6/20/2054	6,742,456	5,496,295
Series 2025-105, Class SM, IF, 4.30%, 6/20/2055 (a)	13,735,491	13,416,057
Series 2012-H24, Class FG, 4.65%, 4/20/2060 (a)	1,626	1,618
Series 2013-H03, Class FA, 4.52%, 8/20/2060 (a)	240	239
Series 2013-H05, Class FB, 4.50%, 2/20/2062 (a)	3,869	3,832
Series 2013-H07, Class MA, 4.77%, 4/20/2062 (a)	323	322
Series 2013-H02, Class HF, 4.52%, 11/20/2062 (a)	239	238
Series 2013-H01, Class JA, 4.54%, 1/20/2063 (a)	324,032	323,169
Series 2013-H04, Class SA, 4.64%, 2/20/2063 (a)	572,418	571,616
Series 2013-H08, Class BF, 4.62%, 3/20/2063 (a)	208,521	207,614

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2013-H07, Class HA, 4.63%, 3/20/2063 (a)	333,352	332,831
Series 2013-H09, Class HA, 1.65%, 4/20/2063	29,871	28,521
Series 2024-64, Class EO, PO, 4/20/2064	13,182,650	11,638,918
Series 2016-H13, Class FD, 4.09%, 5/20/2066 (a)	166,305	165,970
Series 2016-H13, Class FT, 4.80%, 5/20/2066 (a)	16,511	16,532
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (a)	398,514	401,342
Series 2016-H26, Class FC, 5.22%, 12/20/2066 (a)	353,420	355,316
Series 2017-H05, Class FC, 4.97%, 2/20/2067 (a)	424,242	424,978
Series 2017-H08, Class XI, IO, 2.27%, 3/20/2067 (a)	1,666,905	67,655
Series 2017-H11, Class XI, IO, 2.24%, 5/20/2067 (a)	5,409,994	179,303
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (a)	2,473,803	63,949
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (a)	2,108,909	104,969
Series 2020-H11, Class GI, IO, 3.25%, 7/20/2067 (a)	497,258	6,733
Series 2017-H16, Class F, 4.63%, 8/20/2067 (a)	1,005,893	1,009,257
Series 2017-H17, Class FQ, 5.05%, 9/20/2067 (a)	1,732,132	1,745,353
Series 2017-H25, Class HI, IO, 2.02%, 10/20/2067 (a)	1,546,105	58,671
Series 2018-H04, Class FE, 4.92%, 2/20/2068 (a)	701,612	703,899
Series 2018-H18, Class AI, IO, 1.21%, 9/20/2068 (a)	44,239,104	2,836,469
Series 2019-H09, Class IB, IO, 1.91%, 4/20/2069 (a)	22,421	18
Series 2019-H14, Class IE, IO, 0.47%, 5/20/2069 (a)	2,151,044	53,940
Series 2019-H12, Class JI, IO, 1.99%, 7/20/2069 (a)	1,285,324	2,682
Series 2019-H14, Class KI, IO, 2.23%, 7/20/2069 (a)	811,434	1,549
Series 2019-H15, Class IJ, IO, 2.19%, 8/20/2069 (a)	3,508,023	74,303
Series 2019-H18, Class CI, IO, 1.06%, 10/20/2069 (a)	20,605,012	1,128,487
Series 2019-H18, Class KI, IO, 2.34%, 11/20/2069 (a)	879,992	5,386
Series 2020-H02, Class DI, IO, 2.25%, 12/20/2069 (a)	2,397,868	18,783
Series 2020-H05, IO, 1.40%, 3/20/2070 (a)	19,165,154	1,093,817
Series 2020-H07, Class DI, IO, 1.54%, 4/20/2070 (a)	22,977,320	1,399,686
Series 2020-H09, Class IE, IO, 1.91%, 5/20/2070 (a)	5,051,924	214,114
Series 2020-H17, Class IJ, IO, 1.08%, 10/20/2070 (a)	9,521,368	488,631
Series 2020-H17, Class IK, IO, 1.32%, 10/20/2070 (a)	40,175,429	2,653,630
Series 2021-H01, Class AI, IO, 1.30%, 11/20/2070 (a)	76,581,667	4,668,492
Series 2020-H22, Class IH, IO, 1.12%, 12/20/2070 (a)	10,789,105	593,798
Series 2020-H22, Class JI, IO, 1.20%, 12/20/2070 (a)	110,012,179	5,912,294
Series 2021-H01, Class DI, IO, 1.82%, 12/20/2070 (a)	24,855,802	1,985,282
Series 2021-H02, Class JI, IO, 0.56%, 1/20/2071 (a)	26,186,897	1,211,293
Series 2021-H02, Class IH, IO, 0.69%, 1/20/2071 (a)	16,968,631	863,394
Series 2021-H02, Class HI, IO, 1.30%, 1/20/2071 (a)	25,479,449	717,359
Series 2021-H02, Class IJ, IO, 1.31%, 1/20/2071 (a)	107,286,049	5,700,801
Series 2021-H03, Class IN, IO, 0.53%, 2/20/2071 (a)	49,671,010	2,377,526
Series 2021-H03, Class NI, IO, 0.68%, 2/20/2071 (a)	27,931,716	1,385,915
Series 2021-H03, Class TI, IO, 0.70%, 2/20/2071 (a)	53,892,384	2,598,669
Series 2021-H03, Class IE, IO, 0.76%, 2/20/2071 (a)	7,114,364	280,939
Series 2021-H05, Class IQ, IO, 1.31%, 2/20/2071 (a)	75,824,704	3,381,304
Series 2021-H03, Class PI, IO, 1.33%, 2/20/2071 (a)	31,018,770	1,594,715
Series 2021-H03, Class IP, IO, 1.40%, 2/20/2071 (a)	38,429,897	1,977,281
Series 2021-H05, Class QI, IO, 0.30%, 3/20/2071 (a)	108,805,715	3,564,062
Series 2021-H06, Class IA, IO, 0.36%, 3/20/2071 (a)	16,867,688	515,664
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	41,155,470	1,121,248

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-H06, Class QI, IO, 0.20%, 4/20/2071 (a)	41,389,785	1,227,981
Series 2021-H06, IO, 0.67%, 4/20/2071 (a)	71,673,008	2,990,628
Series 2021-H14, Class IY, IO, 0.03%, 9/20/2071 (a)	75,440,447	1,796,067
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,099,579	5,982,191
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,191,069	7,088,004
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	105,157	103,261
Series 2004-4, Class 1AF, 4.47%, 6/25/2034 (a) (c)	67,627	60,988
Series 2005-RP2, Class 1AF, 4.42%, 3/25/2035 (a) (c)	128,564	121,020
Series 2005-RP3, Class 1AS, IO, 0.10%, 9/25/2035 (a) (c)	409,065	9,088
Series 2005-RP3, Class 1AF, 4.42%, 9/25/2035 (a) (c)	899,941	774,559
Series 2006-RP2, Class 1AS2, IF, IO, 1.87%, 4/25/2036 (a) (c)	731,891	46,136
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	73,654	74,124
Series 2003-13, Class 1A1, 5.59%, 10/25/2033 (a)	18,752	18,788
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	2,829	3,213
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	78,632	80,168
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	69,390	71,875
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28,393	28,661
Series 2005-5F, Class 8A3, 4.57%, 6/25/2035 (a)	16,750	16,228
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	188,975	189,959
Series 2006-1F, Class 1AP, PO, 2/25/2036	44,291	29,420
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,087,746	446,618
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (c) (d)	2,865,000	2,874,019
Impac CMB Trust Series 2005-2, Class 2M1, 4.85%, 4/25/2035 (a)	9,786	9,572
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	100,138	103,180
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.78%, 3/25/2036 (a)	57,596	38,835
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.30%, 11/25/2033 (a)	31,958	31,962
Series 2006-A2, Class 5A3, 6.30%, 11/25/2033 (a)	57,814	57,820
Series 2006-A3, Class 6A1, 4.95%, 8/25/2034 (a)	18,461	18,380
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (a)	73,511	75,494
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	3,997	3,862
Series 2004-A4, Class 1A1, 6.74%, 9/25/2034 (a)	1,685	1,651
Series 2005-A1, Class 3A4, 5.44%, 2/25/2035 (a)	35,760	34,465
Series 2007-A1, Class 5A2, 6.05%, 7/25/2035 (a)	24,148	24,042
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	3,019,152	3,019,749
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (a)	165,392	102,420
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	6,676	5,908
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	310,764	72,355
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780,000	5,786,076
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200,000	6,237,243
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	7,590,000	7,638,449
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (a)	22,184	21,834
Series 2004-3, Class 4A2, 4.24%, 4/25/2034 (a)	17,376	15,692

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-4, Class 2A1, 5.92%, 5/25/2034 (a)	12,353	11,891
Series 2004-13, Class 3A7, 5.64%, 11/21/2034 (a)	111,729	107,888
Series 2004-15, Class 3A1, 6.89%, 12/25/2034 (a)	22,249	21,839
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	56,331	58,120
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	21,781	20,770
Series 2004-1, Class 30, PO, 2/25/2034	27,779	19,374
Series 2004-3, Class 30, PO, 4/25/2034	51,728	38,931
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	23,457	3,458
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	51,734	53,134
Series 2004-5, Class 30, PO, 6/25/2034	59,680	44,702
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	18,177	2,939
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	25,447	3,894
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	257,068	253,569
Series 2004-7, Class 30, PO, 8/25/2034	13,133	9,312
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	51,410	6,831
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	470,816	71,725
MASTR Asset Securitization Trust
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	20,762	17,926
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	26,666	22,696
Series 2004-1, Class 30, PO, 2/25/2034	3,952	3,086
Series 2004-3, PO, 3/25/2034	599	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.42%, 5/25/2035 (a) (c)	1,005,677	476,856
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	32,804	24,859
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 5.29%, 3/25/2028 (a)	9,924	8,720
Series 2003-E, Class A1, 4.69%, 10/25/2028 (a)	74,971	71,670
Series 2003-F, Class A1, 4.71%, 10/25/2028 (a)	62,810	61,762
Series 2004-D, Class A2, 5.19%, 9/25/2029 (a)	39,679	39,014
Series 2004-E, Class A2A, 4.97%, 11/25/2029 (a)	15,803	15,128
Series 2003-A5, Class 2A6, 6.29%, 8/25/2033 (a)	36,189	35,294
Series 2004-A4, Class A2, 5.12%, 8/25/2034 (a)	63,344	60,309
Series 2004-1, Class 2A1, 5.32%, 12/25/2034 (a)	50,721	47,564
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.68%, 7/25/2033 (a)	11,482	11,094
Series 2005-A1, Class 3A, 5.62%, 12/25/2034 (a)	7,896	7,773
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	9,955,191	9,618,339
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034 (a)	101,616	100,746
MortgageIT Trust Series 2005-5, Class A1, 4.59%, 12/25/2035 (a)	15,155	15,170
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	123,386	110,915
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910,000	11,976,433
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700,000	7,757,712
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22,091	22,286
Series 2003-A1, Class A1, 5.50%, 5/25/2033	3,297	3,310
Series 2003-A1, Class A2, 6.00%, 5/25/2033	7,085	7,226
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	1,447,588	1,428,150

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390,000	1,346,480
Onity Loan Investment Trust Series 2025-HB1, Class M1, 3.00%, 6/25/2038 ‡ (a) (c)	4,115,000	3,907,940
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	7,718,617	7,463,410
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	48,435	48,596
Series 2005-4, Class 2, PO, 10/25/2035 ‡	43,124	33,700
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,212,436	2,190,554
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,373,289	3,333,988
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	3,338,355	3,302,327
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	8,184,846	8,093,168
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (a) (c)	4,631,000	4,684,955
RALI Trust
Series 2004-QA4, Class NB3, 7.20%, 9/25/2034 (a)	62,206	61,340
Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (a)	22,473	21,361
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (a)	444,941	229,736
Series 2005-QA10, Class A31, 5.05%, 9/25/2035 (a)	46,734	30,798
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	82,449	66,519
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	73,050	72,292
Series 2004-IP2, Class 1A1, 6.04%, 12/25/2034 (a)	156,635	156,522
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	458,146	94,179
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	163,812	79,008
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300,000	2,982,011
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU, 3.25%, 6/25/2065	8,308,652	7,177,211
Series 2025-2, Class TTW, 4.25%, 6/25/2065	9,480,376	9,356,225
Seasoned Loans Structured Transaction Trust Series 2025-2, Class A1, 3.00%, 10/25/2035	18,481,710	17,413,863
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 4.83%, 4/20/2033 (a)	67,024	63,455
Series 2004-8, Class A1, 4.77%, 9/20/2034 (a)	181,917	161,221
Series 2004-8, Class A2, 5.22%, 9/20/2034 (a)	119,466	111,547
Series 2004-9, Class A1, 4.75%, 10/20/2034 (a)	316,437	294,078
Series 2004-10, Class A1A, 4.69%, 11/20/2034 (a)	131,980	126,412
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.73%, 10/19/2034 (a)	134,939	130,987
Series 2005-AR5, Class A3, 4.57%, 7/19/2035 (a)	211,294	209,831
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.62%, 11/25/2033 (a)	27,468	27,279
Series 2003-37A, Class 2A, 5.50%, 12/25/2033 (a)	199,842	196,451
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.71%, 9/25/2043 (a)	11,411	11,424
Series 2004-1, Class II2A, 2.35%, 3/25/2044 (a)	7,732	7,567
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	1,063,668	1,051,508
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550,000	6,672,844
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	15,312,287	14,034,149
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250,000	8,674,073

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	22,314	22,279
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	5,142	5,161
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	16,823	17,045
Series 1998-1, Class 2E, 7.00%, 3/15/2028	24,176	24,443
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,051,685	1,029,961
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	58,526	59,530
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	27,912	27,740
Series 2003-AR8, Class A, 5.26%, 8/25/2033 (a)	56,922	56,037
Series 2003-AR7, Class A7, 5.65%, 8/25/2033 (a)	67,095	65,661
Series 2003-AR9, Class 1A6, 5.67%, 9/25/2033 (a)	225,395	223,583
Series 2003-AR9, Class 2A, 5.70%, 9/25/2033 (a)	23,926	23,393
Series 2003-S9, Class P, PO, 10/25/2033	3,068	2,443
Series 2003-S9, Class A8, 5.25%, 10/25/2033	184,457	184,099
Series 2003-AR11, Class A6, 5.83%, 10/25/2033 (a)	155,016	146,612
Series 2004-AR3, Class A1, 5.37%, 6/25/2034 (a)	12,627	12,107
Series 2004-AR3, Class A2, 5.37%, 6/25/2034 (a)	85,574	82,051
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	186,116	188,501
Series 2006-AR10, Class 2P, 4.15%, 9/25/2036 (a)	25,737	23,665
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	20,683	20,620
Series 2005-2, Class 1A4, IF, IO, 0.98%, 4/25/2035 (a)	1,327,927	76,238
Series 2005-4, Class CB7, 5.50%, 6/25/2035	154,953	144,405
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	116,641	104,927
Series 2005-11, Class A4, IF, IO, 0.88%, 1/25/2036 (a)	2,138,812	122,871
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	83,896	87,288
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 6.69%, 10/25/2034 (a)	112,895	111,526
Series 2007-7, Class A7, 6.00%, 6/25/2037	56,842	52,140
Total Collateralized Mortgage Obligations (Cost $884,250,189)		876,042,174
Asset-Backed Securities — 11.9%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	323,794	320,700
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	2,638,072	2,481,665
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (c)	1,921,858	1,920,558
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463,000	2,318,675
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400,000	3,208,329
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965,000	12,592,877
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181,000	8,004,873
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (c)	3,000,000	2,908,711
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000,000	9,599,382
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887,000	6,739,528
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550,000	6,316,948
Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095,000	5,781,535
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250,000	4,946,812
Series 2025-SFR2, Class D, 4.28%, 11/17/2042 (c)	5,903,000	5,691,918
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,419,388	3,447,475

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Bridge Trust
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538,000	11,295,528
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (c)	12,150,000	11,701,451
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (c)	6,890,000	6,486,828
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	2,674,330	2,642,075
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	1,588,299	1,623,685
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	1,637,000	1,679,420
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,116,852	1,075,215
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	794,342	765,864
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,235,302	4,772,962
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000,000	1,596,750
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,439,822	6,294,733
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,183,842	8,464,034
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850,000	2,994,583
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830,000	1,764,406
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750,000	4,684,996
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	202,501	200,612
Series 2003-4, Class 1A5, 4.87%, 5/25/2033 (d)	171,616	169,504
Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (d)	110,041	109,569
CoreVest American Finance Trust
Series 2017-2, Class M, 5.52%, 12/25/2027 (a) (c)	6,200,000	6,134,341
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	2,937,873	2,866,101
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (a) (c)	27,000,000	1,160,365
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (a) (c)	1,585,868	955
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	206,911	206,432
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	2,036,167	2,008,728
Deephaven Residential Mortgage Trust Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (c) (d)	11,426,927	11,453,140
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,547,755	4,586,411
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,312,954	4,362,333
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	929,464	782,876
Energy Assets, 8.11%, 8/25/2044 ‡	2,372,922	2,437,219
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450,000	11,224,082
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100,000	5,978,256
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000,000	3,901,901
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712,000	11,608,239
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235,000	5,167,932
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500,000	4,419,573
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050,000	12,968,665
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250,000	14,709,697
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300,000	7,038,310
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222,400	18,613,184
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600,000	3,465,937
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600,000	13,814,982

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900,000	14,946,162
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000,000	1,004,931
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000,000	8,055,506
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357,000	3,428,658
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800,000	3,708,932
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	7,518,824	7,700,690
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,206,120	1,045,100
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,393,324	5,342,934
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	4,962,888	4,171,242
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	10,389,832	10,478,146
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,669,185	2,707,354
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	162,990	151,110
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	4,434,093	4,540,068
Grene Energy Senio, 11.00%, 1/25/2027 ‡	221,976	183,485
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	12,680,607	12,786,664
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	2,714,233	2,500,417
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	446,401	421,219
Series 2018-2A, Class A3, 3.39%, 9/20/2049 ‡	7,689,907	6,690,219
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	337,116	304,228
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	9,446	9,086
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	1,705,848	1,637,423
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	256,387	240,182
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	849,856	803,841
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	849,856	823,363
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	421,603	404,478
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	609,446	562,932
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	3,998,679	3,489,402
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	586,438	585,205
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	1,697,808	1,714,462
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	720,853	718,586
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	581,235	591,223
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	1,099,061	1,124,582
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	6,772,184	6,874,715
Series 2025-2A, Class C, 5.12%, 5/25/2044 (c)	4,259,598	4,302,750
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	3,748,365	3,816,535
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	7,168,068	7,288,520
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	4,233,874	4,287,158
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,513,948	11,205,399
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,554,452	10,271,438
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,248,601	3,169,957
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315,487	3,221,427

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434,000	6,279,167
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810,000	8,555,221
Jonah Energy ABS LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	7,180,142	7,217,479
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,547,193	9,656,985
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	1,919	—
Series 2012-4, Class A, IO, 0.83%, 9/25/2037 ‡ (a) (c)	1,186,448	17,193
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (a) (c)	1,401,967	15,258
Series 2015-2, Class A, IO, 3.16%, 7/25/2041 ‡ (a) (c)	373,353	36,580
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 4.82%, 2/25/2034 (a)	161,234	162,223
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	15,924,766	86,336
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	538,065	541,297
Mpire Frn, 8.29%, 9/13/2030 ‡ (c)	4,500,000	4,512,730
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	394,464	388,775
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	262,976	260,955
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	2,915,198	2,995,658
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	2,050,553	2,109,966
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	757,670	728,639
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,242,504	1,193,951
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,645,905	1,693,485
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	3,505,335	3,463,561
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	8,271,375	8,366,704
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,053,859	1,076,126
Series 2025-2A, Class B, 4.72%, 10/20/2044 (c)	6,737,745	6,762,865
Series 2025-2A, Class C, 4.97%, 10/20/2044 (c)	6,083,000	6,109,045
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (d)	109,449	108,856
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152,000	5,993,457
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (c)	10,975,000	11,021,574
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,392,499	3,343,596
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,579,174	3,511,551
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550,000	1,532,878
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000,000	4,875,574
PRET LLC Series 2021-RN4, Class A1, 6.49%, 10/25/2051 (a) (c)	5,759,563	5,764,928
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300,000	11,149,883
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775,000	6,666,020
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000,000	5,883,560
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555,000	4,494,521
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870,000	11,857,589
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246,000	5,823,228
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,459,469	6,224,805
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (c)	10,000,000	9,661,831
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576,000	2,443,191
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	7,625,000	7,164,502
Series 2024-SFR3, Class E1, 4.00%, 6/17/2041 (c)	5,000,000	4,796,490

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR1, Class E1, 3.75%, 2/17/2042 (c)	6,500,000	6,109,063
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,678,526	7,197,254
Series 2025-SFR6, Class D, 4.00%, 9/17/2042 (b) (c)	7,730,000	7,302,471
Series 2025-SFR5, Class D, 4.00%, 10/17/2042 (c)	2,440,000	2,323,734
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	478,553	114,650
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	219,245	206,078
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	11,019	10,974
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	13,068,210	13,061,300
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	9,998,711	10,151,270
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	1,817,446	1,585,721
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,647,341	14,661,198
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (d)	48,237	41,883
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	991,192	988,941
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	629,563	628,149
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,508,050	1,550,183
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	2,421,898	2,514,437
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,230,446	1,242,532
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	2,171,775	2,209,452
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	3,717,892	3,744,770
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	1,950,747	1,984,776
Series 2025-2A, Class C, 5.32%, 4/20/2044 (c)	3,128,284	3,143,529
Series 2025-3A, Class C, 4.98%, 8/22/2044 (c)	3,048,996	3,055,347
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	4,204	3,559
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	75,619	14,109
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669,000	5,633,987
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,995,881	9,510,881
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	4,516,533	4,515,597
VOLT CV LLC Series 2021-CF2, Class A1, 6.49%, 11/27/2051 (c) (d)	925,509	926,087
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	379,693	379,673
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	1,035,355	1,026,206
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	4,302,692	4,371,998
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	3,537,911	3,596,588
Total Asset-Backed Securities (Cost $735,003,994)		749,176,219
Commercial Mortgage-Backed Securities — 10.2%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	6,000,000	5,883,600
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500,000	1,725,833
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.45%, 1/27/2050 ‡ (a) (c)	13,000,000	12,408,691
Series 2024-FRR2, Class A, 2.45%, 7/27/2050 ‡ (a) (c)	15,000,000	14,141,173
Series 2025-FRR5, Class AK73, 2.05%, 2/27/2051 ‡ (a) (c)	17,316,000	16,166,780
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438,000	13,149,270
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257,000	10,539,568
Series 2024-FRR1, Class A, 2.08%, 4/27/2049 ‡ (a) (c)	9,647,000	7,840,041

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
BOFAS Re-REMIC Trust
Series 2025-FRR6, Class B, 1.56%, 11/27/2051 ‡ (a) (c)	10,000,000	8,857,669
Series 2025-FRR6, Class C, 1.56%, 11/27/2051 ‡ (a) (c)	6,838,000	5,881,882
BX Trust
Series 2025-DELC, Class A, 5.51%, 12/15/2030 (a) (b) (c)	5,100,000	5,106,374
Series 2025-DELC, Class D, 6.56%, 12/15/2030 (a) (b) (c)	3,020,000	3,020,000
Series 2025-DELC, Class B, 5.76%, 12/15/2042 ‡	2,565,000	2,565,000
Series 2025-DELC, Class C, 6.16%, 12/15/2042 ‡	3,560,000	3,560,000
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000,000	4,900,367
Commercial Mortgage Trust Series 2013-CR9, Class XB, IO, 1.12%, 7/10/2045 (a) (c)	26,962,059	265,900
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600,000	12,577,721
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	8,320,000	7,177,190
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000,000	5,056,371
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700,000	1,409,790
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class D, 5.63%, 11/10/2042 (a) (c)	5,080,000	5,081,367
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	125,716	124,069
DLIC Re-REMIC Trust
Series 2025-FRR1, Class B104, 1.88%, 12/27/2052 ‡ (a) (c)	12,130,000	10,539,117
Series 2025-FRR1, Class A104, 2.57%, 12/27/2052 ‡ (a) (c)	4,100,000	3,730,182
Series 2025-FRR1, Class A111, 2.25%, 4/27/2053 ‡ (a) (c)	10,810,000	9,503,493
Series 2025-FRR1, Class A120, 2.61%, 9/27/2053 ‡ (a) (c)	6,680,000	5,838,669
FHLMC MSCR Trust Series 2021-MN1, Class M1, 6.07%, 1/25/2051 (a) (c)	1,935,773	1,931,201
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	54,592,277	5,842,869
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,793,115	12,799,593
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	42,565,513	906,624
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000,000	605,804
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (a)	62,740,718	2,882,679
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300,000	925,410
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	105,627,392	6,280,848
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	97,246,887	3,296,806
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	1,120,702	1,104,418
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,855,487	3,795,864
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	2,270,818	2,185,001
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	606,001	573,869
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	4,903,311	191,385
Series 2020-M11, IO, 1.89%, 1/25/2029 (a)	69,007,881	2,984,046
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (a)	719,569	696,694
Series 2020-M39, Class X1, IO, 2.05%, 7/25/2030 (a)	42,454,335	2,176,294
Series 2020-M50, Class A2, 1.20%, 10/25/2030	105,034	100,903
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (a)	1,655,659	58,599
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	1,978,289	1,858,488
Series 2022-M4, Class 2A2, 1.25%, 12/25/2030 (a)	42,100,000	36,779,806
Series 2021-M4, Class A1, 0.96%, 2/25/2031	5,427,729	5,269,042
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600,000	20,725,536
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041,007	927,684
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900,000	16,470,386

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	566,160	533,429
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370,000	2,965,749
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (a)	26,000,000	23,108,384
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730,000	20,162,847
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	17,515	17,462
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000,000	13,723,824
Series 2023-M4, Class A1, 3.89%, 9/25/2032 (a)	7,224,460	7,209,478
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (a)	2,984,813	3,033,689
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	3,158,732	3,045,896
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (a)	6,345,000	6,446,241
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (a)	14,239,551	14,581,559
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000,000	4,301,179
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000,000	4,787,089
Series 2021-M3, Class X1, IO, 2.00%, 11/25/2033 (a)	9,822,016	609,915
Series 2019-M10, Class X, IO, 0.57%, 5/25/2049 (a)	47,546,832	1,276,119
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (c)	2,400,000	2,389,134
Series 2019-K736, Class B, 3.86%, 7/25/2026 (a) (c)	6,500,000	6,451,737
Series 2017-K66, Class B, 4.17%, 7/25/2027 (a) (c)	1,000,000	994,128
Series 2019-KS11, Class B, 4.98%, 6/25/2029 (a) (c)	8,000,000	7,745,908
Series 2019-KS12, Class B, 7.12%, 8/25/2029 (a)	9,871,013	9,872,452
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (a) (c)	10,000,000	8,626,985
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (a) (c)	4,848,972	4,531,076
Series 19K-1511, Class B, 4.72%, 3/25/2034 (a) (c)	3,500,000	3,172,345
Series 2016-K54, Class C, 4.26%, 4/25/2048 (a) (c)	3,691,000	3,674,651
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (c)	1,600,000	1,589,516
Series 2017-K69, Class C, 3.85%, 10/25/2049 (a) (c)	2,765,000	2,704,043
Series 2016-K59, Class B, 3.69%, 11/25/2049 (a) (c)	1,902,000	1,883,894
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662,000	3,624,668
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240,000	1,220,495
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (c)	1,150,000	1,134,904
Series 2018-K75, Class B, 4.11%, 4/25/2051 (a) (c)	3,000,000	2,967,932
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,449,000	3,412,654
Series 2018-K79, Class C, 4.35%, 7/25/2051 (a) (c)	4,030,000	3,958,139
Series 2018-K81, Class B, 4.32%, 9/25/2051 (a) (c)	2,000,000	1,987,767
Series 2019-K88, Class B, 4.53%, 2/25/2052 (a) (c)	4,000,000	3,987,078
Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (c)	6,750,000	6,602,816
Series 2019-K98, Class C, 3.86%, 10/25/2052 (a) (c)	6,000,000	5,807,441
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (c)	7,140,000	6,812,398
Series 2020-K737, Class B, 3.44%, 1/25/2053 (a) (c)	4,832,000	4,772,277
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.95%, 11/27/2050 (a) (c)	8,000,000	7,418,501
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300,000	2,962,607
GNMA
Series 2012-147, Class AK, 3.01%, 4/16/2054 (a)	3,815,964	3,576,919
Series 2017-76, Class B, 2.60%, 12/16/2056	4,850,524	3,631,426
Series 2020-121, Class B, 1.50%, 8/16/2060	10,982,817	8,315,950
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,673,062	2,746,325
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180,000	4,001,761

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686,000	2,564,213
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.17%, 4/15/2038 (a) (c)	1,920,000	1,919,999
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000,000	4,387,050
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000,000	4,783,870
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.07%, 11/25/2053 (a) (c)	7,812,642	8,122,983
Series 2024-01, Class M7, 6.82%, 7/25/2054 (a) (c)	1,163,287	1,177,642
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,465,255	2,436,658
PRM7 Trust
Series 2025-PRM7, Class C, 5.11%, 11/10/2042 (a) (c)	2,945,000	2,920,807
Series 2025-PRM7, Class D, 5.85%, 11/10/2042 (a) (c)	6,770,000	6,778,519
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (c)	11,000,000	9,085,646
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000,000	5,185,231
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580,000	16,232,693
RWC Commercial Mortgage Trust
Series 2025-1, Class A, 5.01%, 6/25/2040 (c)	12,010,000	12,043,812
Series 2025-1, Class AS, 5.26%, 6/25/2040 (c)	5,395,000	5,421,229
Series 2025-1, Class B, 5.76%, 6/25/2040 (c)	1,650,000	1,658,237
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500,000	5,855,079
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000,000	6,041,881
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	14,117	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.32%, 2/15/2040 (a) (c)	1,167,936	1,168,974
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (c)	750,000	657,800
Total Commercial Mortgage-Backed Securities (Cost $641,171,400)		645,243,076
U.S. Treasury Obligations — 2.7%
U.S. Treasury Bonds
1.13%, 5/15/2040	63,000,000	40,760,508
3.88%, 2/15/2043	3,000,000	2,752,969
3.63%, 8/15/2043	97,339,000	85,787,598
4.38%, 8/15/2043	8,956,000	8,730,351
2.25%, 2/15/2052	25,000,000	15,665,039
3.63%, 2/15/2053	17,000,000	14,182,383
U.S. Treasury Notes 2.88%, 5/15/2032	5,000,000	4,750,781
U.S. Treasury STRIPS Bonds 4.76%, 11/15/2030 (e)	150,000	124,874
Total U.S. Treasury Obligations (Cost $184,519,201)		172,754,503
Corporate Bonds — 0.4%
Financial Services — 0.2%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	14,738,237	14,738,237

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 0.2%
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	10,874,494	10,874,494
Total Corporate Bonds (Cost $25,612,731)		25,612,731
	SHARES
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (f) (g) (Cost $243,992,440)	243,911,561	244,009,125
Total Investments — 100.7% (Cost $6,464,693,728)		6,359,275,254
Liabilities in Excess of Other Assets — (0.7)%		(43,990,192)
NET ASSETS — 100.0%		6,315,285,062

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)	The rate shown is the effective yield as of November 30, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	583	03/20/2026	USD	66,079,406	144,837
U.S. Treasury 10 Year Ultra Note	258	03/20/2026	USD	29,976,375	195,097
U.S. Treasury Long Bond	46	03/20/2026	USD	5,402,125	32,985
U.S. Treasury 5 Year Note	1,215	03/31/2026	USD	133,365,234	150,753
					523,672

Abbreviations
USD	United States Dollar

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$597,985,614	$151,190,605	$749,176,219
Collateralized Mortgage Obligations	—	779,987,293	96,054,881	876,042,174
Commercial Mortgage-Backed Securities	—	513,302,300	131,940,776	645,243,076
Corporate Bonds	—	—	25,612,731	25,612,731
Mortgage-Backed Securities	—	3,641,376,930	5,060,496	3,646,437,426
U.S. Treasury Obligations	—	172,754,503	—	172,754,503
Short-Term Investments
Investment Companies	244,009,125	—	—	244,009,125
Total Investments in Securities	$244,009,125	$5,705,406,640	$409,859,489	$6,359,275,254
Appreciation in Other Financial Instruments
Futures Contracts	$523,672	$—	$—	$523,672
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a),*	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$139,192,581	$—	$598,839	$52,602	$25,728,072	$(13,553,039)	$79,111	$—	$(907,561)	$151,190,605
Collateralized Mortgage Obligations	64,383,905	962	922,083	139,990	43,830,287	(14,119,543)	34,157	(44,521)	907,561	96,054,881
Commercial Mortgage-Backed Securities	41,742,513	—	1,851,139	273,954	50,465,672	(13,350,127)	50,957,625	—	—	131,940,776
Corporate Bonds	—	—	—	—	26,340,000	(727,269)	—	—	—	25,612,731
Mortgage-Backed Securities	2,659,923	—	(76,750)	—	5,064,923	(2,587,600)	—	—	—	5,060,496
Total	$247,978,922	$962	$3,295,311	$466,546	$151,428,954	$(44,337,578)	$51,070,893	$(44,521)	$—	$409,859,489

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $3,295,311.
For the period ended November 30, 2025, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$60,092,240	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (19.18%)
			Constant Default Rate	0.00% - 2.50% (0.26%)
			Yield (Discount Rate of Cash Flows)	5.00% - 9.35% (5.93%)

Asset-Backed Securities	60,092,240
	58,198,503	Discounted Cash Flow	Constant Prepayment Rate	35.00% - 100.00% (92.59%)
			Yield (Discount Rate of Cash Flows)	4.93% - 6.17% (5.28%)

Collateralized Mortgage Obligations	58,198,503
	28,575,471	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.17% - 5.56% (5.34%)

Commercial Mortgage-Backed Securities	28,575,471
Total	$146,866,214

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $262,993,275. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025*
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.06% (a) (b)	$—	$734,811,836	$490,825,188	$5,791	$16,686	$244,009,125	243,911,561	$2,979,838	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	361,182,168	771,250,129	1,132,391,655	21,202	(61,844)	—	—	3,513,303	—
Total	$361,182,168	$1,506,061,965	$1,623,216,843	$26,993	$(45,158)	$244,009,125		$6,493,141	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)